                               P R O S P E C T U S


                             Dated February 1, 2000



                       ALPINE U.S. REAL ESTATE EQUITY FUND
                  ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND
                       ALPINE REALTY INCOME & GROWTH FUND

                          Series of Alpine Equity Trust

                                3435 Stelzer Road
                              Columbus, Ohio 43219




                            Class Y (No Load) Shares



                                 ---------------

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities and has not passed on the adequacy or accuracy of the information in this Prospectus. It is a criminal offense to state otherwise.

                                 ---------------

                                TABLE OF CONTENTS
                                                                            PAGE

ABOUT THE FUNDS................................................................3
                  Investment Objectives and Principal Investment
                  Strategies...................................................3
                  Who Should Invest............................................4
                  Main Risks...................................................4
                  Past Performance.............................................5
FEES AND EXPENSES..............................................................8
PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS..............................9
                  Principal Investment Strategies..............................9
                  Investment Risks............................................10
MANAGEMENT OF THE FUNDS.......................................................12
                  Investment Adviser..........................................12
                  Portfolio Manager...........................................12
HOW TO BUY SHARES.............................................................13
                  Purchases by Mail...........................................13
                  Purchases by Wire...........................................13
                  How the Funds Value Their Shares............................13
                  Additional Information......................................13
HOW TO REDEEM SHARES..........................................................14
                  Redeeming Shares by Mail....................................14
                  Redeeming Shares by Telephone...............................14
                  General.....................................................15
EXCHANGE PRIVILEGE............................................................15
                  Exchanges by Telephone......................................15
                  Exchanges by Mail...........................................16
SHAREHOLDER SERVICES..........................................................16
                  Systematic Investment Plan..................................16
                  Telephone Investment Plan...................................16
                  Systematic Cash Withdrawal Plan.............................16
                  Investments Through Employee Benefit and Savings Plans......16
                  Automatic Reinvestment Plan.................................16
                  Tax Sheltered Retirement Plans..............................17
DIVIDENDS, DISTRIBUTIONS AND TAXES............................................17
                  Dividend Policy.............................................17
                  Taxation of the Funds.......................................17
                  Taxation of Shareholders....................................17
FINANCIAL HIGHLIGHTS..........................................................18
ADDITIONAL INFORMATION........................................................21

                                 ABOUT THE FUNDS

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

ALPINE U.S. REAL ESTATE EQUITY FUND seeks long-term capital growth. Current income is a secondary objective. The Fund invests primarily in the equity securities of United States issuers which are principally engaged in the real estate industry or own significant real estate assets.

In managing the assets of the U.S. Real Estate Equity Fund, the Adviser generally pursues a value oriented approach. It seeks to identify investment opportunities in equity securities of companies which are trading at prices substantially below the underlying value of their real estate properties or revenues. The Adviser considers other company fundamentals and the strength of a company's management in making investment decisions. The Fund also invests in the securities of companies with growing earning streams that the Adviser believes can be purchased at reasonable prices, giving consideration to the business sectors in which the companies operate and the current stage of the economic cycle.

ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND seeks long-term capital growth. Current income is a secondary objective. The Fund invests primarily in the equity securities of non-United States issuers which are principally engaged in the real estate industry or own significant real estate assets. The Fund pursues a flexible strategy of investing in companies throughout the world. However, it is anticipated that the Fund will give particular consideration to investments in the United Kingdom, Western Europe, Australia, Canada, Japan, Hong Kong, Singapore, Malaysia and Thailand.

In managing the assets of the International Real Estate Equity Fund, the Adviser generally pursues a value oriented approach. It focuses on investments throughout the world and seeks to identify the equity securities of foreign companies which are trading at prices substantially below the underlying value of the real estate properties or revenues of the companies. The Adviser also considers other company fundamentals and the strength of a company's management in making investment decisions, as well as economic, market and political conditions in the countries in which a company is located and operates. The Fund also invests in the securities of companies with growing earning streams that the Adviser believes can be purchased at reasonable prices, giving consideration to the business sectors in which the companies operate and the current stage of the economic cycle.

ALPINE REALTY INCOME & GROWTH FUND seeks a high level of current income. Capital appreciation is a secondary objective. The Fund is a non-diversified investment portfolio that invests primarily in the dividend paying equity securities and debt securities of issuers which are principally engaged in the real estate industry or own significant real estate assets.

In managing the assets of the Realty Income & Growth Fund, the Adviser invests primarily in the equity securities of companies offering high dividend yields and which the Adviser believes offer strong prospects for capital growth. The Fund also invests in debt securities which the Adviser believes offer attractive income streams, giving consideration to the creditworthiness of the issuer, maturity date and other factors, including industry sector and prevailing economic and market conditions. In selecting investments, an important focus of the Adviser is to identify investment opportunities where dividends or interest payments are well supported by the underlying assets and earnings of a company. The Adviser will also emphasize investments in the equity securities of companies which it believes have the potential to grow their earnings at faster than normal rates and thus offer the potential for higher dividends and growth in the future.

WHO SHOULD INVEST

You should consider investment in one or more of the Alpine Real Estate Funds if you are seeking:

     -    investment exposure to companies operating in the real estate sector;
     -    liquidity in a real estate-related investment; and
     - an investment offering returns that may have less correlation to the returns of the stock and bond markets than equity mutual funds generally.


                           FUND RISK/RETURN COMPARISON

                                    [GRAPH]

MAIN RISKS

Investments in the Alpine Real Estate Funds, like any investment, are subject to certain risks. The value of a Fund's investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of a Fund's shares to increase or decrease. You could lose money on an investment.

General Risks of Securities Linked to the Real Estate Market - Because the Funds concentrate their investments in the real estate industry, their portfolios may experience more volatility and be exposed to greater risk than the portfolios of many other mutual funds. The values of the Funds' shares are affected by factors affecting the values of real estate and the earnings of companies engaged in the real estate industry. Risks associated with investment in securities of companies in the real estate industry include: declines in the value of real estate; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income, neighborhood values or the appeal of properties to tenants; and changes in interest rates.

The value of real estate related securities is also affected by changes in general economic and market conditions. The Funds' concentration of its investments in these securities may result in a substantial difference between the investment performance of the Funds as compared to the investment performance of the stock market generally.

Risks of Investing in Foreign Securities - Each of the Funds may invest in foreign securities. Alpine International Real Estate Equity Fund normally invests its assets primarily in foreign securities. These investments involve certain risks not generally associated with investments in the securities of United States issuers. There may be more limited information publicly available concerning foreign issuers than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging markets and in less developed countries. For example, prior governmental approval for foreign investments may be required in some emerging market countries, and the extent of foreign investment may be subject to limitation in other emerging countries. Alpine International Real Estate Equity Fund will be most susceptible to losses attributable to these risks.

         Risks of Investing in Fixed Income Securities - Each of the Funds may invest in fixed income securities. Alpine Income & Growth Fund may invest a significant portion of its assets in these securities. Fixed income securities are subject to credit risk and market risk. Credit risk is the risk of the issuers inability to meet its principal and interest payment obligations. Market risk is the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. There is no limitation on the maturities of fixed income securities in which the Funds invest. Securities having longer maturities generally involve greater risk of fluctuations in value resulting from changes in interest rates.

PAST PERFORMANCE

         The following bar charts illustrate the risks of investing in the Alpine Real Estate Funds by showing how each Fund's performance has varied from year-to-year and how each Fund's returns can vary from the performance of certain indices that measure broad market performance over various time periods. As with all mutual funds, past performance is not a prediction of future results.

                            YEAR-TO-YEAR TOTAL RETURN
                              AS OF 12/31 EACH YEAR

                       ALPINE U.S. REAL ESTATE EQUITY FUND

1994      -10.87%
1995       34.18%
1996       22.44%
1997       55.42%
1998      -21.01%
1999      -17.58%

                  ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

1990      -19.24%
1991       13.09%
1992       10.15%
1993       51.42%
1994      -14.05%
1995        1.66%
1996        4.99%
1997        4.20%
1998        2.64%
1999       -2.77%


                       ALPINE REALTY INCOME & GROWTH FUND

1999        4.63%

During the periods shown in the bar charts, the highest and lowest quarterly returns of the Funds were as follows:

                         BEST AND WORST QUARTER RESULTS

                        PORTFOLIO                     BEST QUARTER          WORST QUARTER

   Alpine U.S. Real Estate Equity Fund            29.01%     9/30/97     -24.79%   9/30/98

   Alpine International Real Estate Equity Fund   16.38%     12/31/98    -22.45%   9/30/90

   Alpine Realty Income & Growth Fund             12.45%     6/30/99      -6.84%   9/30/99

                              AVERAGE ANNUAL RETURN
                              AS OF 12/31 EACH YEAR

   ---------------------------------------------------- ------------- --------------- -------------- ------------- --------------

                          Fund                           Inception        1 Year         5 years       10 Years        Since
                                                            Date                                                     Inception
   ---------------------------------------------------- ------------- --------------- -------------- ------------- --------------

   Alpine U.S. Real Estate Equity Fund                     9/1/93       (17.58%)          10.70%          N/A         7.65%
   Wilshire Real Estate Securities Index                                 (3.19%)           8.30%                      6.27%
   Lipper Real Estate Fund Average                                       (3.54%)             NA                         NA
   ---------------------------------------------------- ------------- --------------- -------------- ------------- --------------

   Alpine International Real Estate Equity Fund            2/1/89        (2.77%)           2.11%          3.81%       3.67%
   GPR Global Real Estate Securities  Index                               1.93%            0.90%          1.27%       1.59%

   ---------------------------------------------------- ------------- --------------- -------------- ------------- --------------

   Alpine Realty Income & Growth Fund                     12/29/98        4.63%            N/A            N/A         6.37%
   Wilshire Real Estate Securities Index                                 (3.19%)                                      6.27%
   Morgan Stanley REIT Index                                             (4.55%)                                     (3.31%)
   ---------------------------------------------------- ------------- --------------- -------------- ------------- --------------

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

------------------------------------------------------------------------------------------------------------------
                                     U.S. REAL ESTATE   INTERNATIONAL REAL ESTATE    REALTY INCOME & GROWTH FUND
                                        EQUITY FUND            EQUITY FUND
------------------------------------------------------------------------------------------------------------------
Shareholder Fees* (fees paid
   directly from your investment)          None                    None                         None
------------------------------------------------------------------------------------------------------------------
Annual Portfolio Operating
   Expenses (expenses that are
   deducted from Fund assets)             1.68%                    1.08%                        3.18%
------------------------------------------------------------------------------------------------------------------
     Management Fees                      1.00%                    1.00%                        1.00%
------------------------------------------------------------------------------------------------------------------
     Distribution and Service
        (12b-1) Fees                      None                     None                         None
------------------------------------------------------------------------------------------------------------------
Total Gross Annual Portfolio
   Operating Expenses                     2.68%                    2.08%                        4.18%
------------------------------------------------------------------------------------------------------------------
Waivers and Reimbursements**              None                     None                        (2.68%)
------------------------------------------------------------------------------------------------------------------
Total Net Annual Portfolio
   Operating Expense                      2.68%                    2.08%                        1.50%
------------------------------------------------------------------------------------------------------------------

EXAMPLE: The following examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in a Fund for the time periods indicated. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs or investment return may be higher or lower, based on these assumptions, the costs would be:

                                          1 year         3 years          5 years         10 years
                                          ------         -------          -------         --------

Alpine U.S. Real Estate Equity Fund         $271           $  832          $1,420           $3,012

Alpine International Real Estate            $211           $  652          $1,119           $2,410
Equity Fund

Alpine Realty Income & Growth Fund          $420           $1,269          $2,133           $4,355

-----------------

* A $5.00 charge is deducted from redemption proceeds if the proceeds are wired.
** The Adviser has agreed contractually to waive its fees and to absorb expenses of Alpine Realty Income and Growth Fund to the extent necessary to limit ordinary operating expenses of Class Y shares of the Fund (excluding interest, taxes, brokerage and any extraordinary expenses) to no more than 1.50% of average net assets. Only the Board of Trustees has the right to terminate this agreement.

                PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

PRINCIPAL INVESTMENT STRATEGIES

The following are the Funds' principal investment strategies. A more detailed description of the Funds' investment policies and restrictions, and additional information about the Funds' investments, are contained in the Statement of Additional Information.

                       ALPINE U.S. REAL ESTATE EQUITY FUND

U.S. Real Estate Companies - Under normal market conditions, the Fund invests at least 65% of its total assets in the equity securities of U.S. issuers which are principally engaged in the real estate industry or own significant real estate assets. These companies include, but are not limited to, real estate investment trusts ("REITs"), real estate operating companies and homebuilders, and companies with substantial real estate holdings, such as hotel and entertainment companies.

Illiquid Securities - The Fund may invest up to 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days. However, the Fund may not invest more than 10% of its net assets in such repurchase agreements.

Borrowing and Short Sales - The Fund may borrow up to 10% of the value of its total assets for investment purposes. The Fund may also effect short sales of securities. The Fund may not sell a security short if, as a result of that sale, the current value of securities sold short by that Fund would exceed 10% of the value of the Fund's net assets. However, short sales effected "against the box" to hedge against a decline in the value of a security owned by the Fund are not subject to this 10% limitation.

Foreign Securities - The Fund may invest up to 15% of the value of its total assets in foreign securities, including direct investments in securities of foreign issuers and investments in depository receipts (such as American Depository Receipts) that represent indirect interests in securities of foreign issuers.

Defensive Position - During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high quality, fixed income securities, money market instruments, or it may hold cash. The Fund will not be pursuing its investment objectives in these circumstances.

                  ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

Foreign Real Estate Companies - Under normal market conditions, the Fund invests at least 65% of its total assets in the equity securities of non-U.S. issuers located in at least three foreign countries which are principally engaged in the real estate industry or which own significant real estate assets. These companies include, but are not limited to REITs, real estate operating companies and homebuilders, and companies with substantial real estate holdings, such as hotel and entertainment companies.

Foreign Securities - The Fund may invest without limitation in foreign securities, including direct investments in securities of foreign issuers and investments in depository receipts (such as American Depository Receipts) that represent indirect interests in securities of foreign issuers.

Illiquid Securities - The Fund may invest up to 15% of its net assets in illiquid securities.

Borrowing and Short Sales - The Fund may borrow up to 10% of the value of its total assets for investment purposes. The Fund may also effect short sales of securities. The Fund may not sell a security short if, as a result of that sale, the current value of securities sold short by that Fund would exceed 10% of the value of the Fund's net assets. However, short sales effected "against the box" to hedge against a decline in the value of a security owned by the Fund are not subject to this 10% limitation.

Defensive Position - During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high quality, fixed income securities, money market instruments, or it may hold cash. The Fund will not be pursuing its investment objectives in these circumstances.

                       ALPINE REALTY INCOME & GROWTH FUND

Dividend-Paying Real Estate Securities - Under normal market conditions, the Fund invests at least 65% of its total assets in dividend-paying equity securities of issuers which are principally engaged in the real estate industry or own significant real estate assets. These companies include, but are not limited to, REITs, real estate operating companies and homebuilders, and companies with substantial real estate holdings, such as hotel and entertainment companies.

Foreign Securities - The Fund may invest up to 35% of the value of its total assets in foreign securities, including direct investments in securities of foreign issuers and investments in depository receipts (such as American Depository Receipts) that represent indirect interests in securities of foreign issuers.

Fixed Income Securities - The Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations which do not pay interest until maturity. The Fund may invest in both investment grade and non-investment grade debt securities, with up to 15% of the value of its total assets in non-investment grade debt securities.

Illiquid Securities - The Fund may invest up to 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days. However, the Fund may not invest more than 10% of its net assets in such repurchase agreements.

Borrowing and Short Sales - The Fund may borrow up to 10% of the value of its total assets for investment purposes. The Fund may also effect short sales of securities. The Fund may not sell a security short if, as a result of that sale, the current value of securities sold short by that Fund would exceed 10% of the value of the Fund's net assets. However, short sales effected "against the box" to hedge against a decline in the value of a security owned by the Fund are not subject to this 10% limitation.

Non-Diversified Portfolio - As a "non-diversified" fund, the Fund may invest in fewer individual companies than a diversified investment company. This means that the Fund may invest a greater percentage of its assets than a diversified investment company in a small number of issuers. As a result, fluctuations in the values of the Fund's investments may have a greater effect on the value of shares of the Fund than would be the case for a diversified investment company.

Defensive Position - During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high quality, fixed income securities, money market instruments, or it may hold cash. The Fund will not be pursuing its investment objectives in these circumstances.

INVESTMENT RISKS

Real Estate Securities - Because the Funds invest primarily in the securities of real estate related companies, the values of the Funds' shares are affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include: changes in the value of real estate properties; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty and condemnation losses; variations in rental income, neighborhood values or the appeal of property to tenants; and changes in interest rates. The values of securities of companies in the real estate industry may go through cycles of relative under-performance and out-performance in comparison to equity securities markets in general.

REITS - Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. They are paid interest by the owners of the financed properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. The Funds' investments in REITs can, in particular, be adversely affected by a deterioration of the real estate rental market, in the case of REITs that primarily own real estate, or by deterioration in the creditworthiness of property owners and changes in interest rates, in the case of REITs that primarily hold mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code").

Foreign Securities - Investments in foreign securities involve certain risks. There may be more limited information publicly available concerning foreign issuers than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging markets and in less developed countries. Alpine International Real Estate Equity Fund normally invests primarily in foreign securities and for this reason it will be most susceptible to losses attributable to these risks.

Smaller Companies - Many issuers of real estate securities are smaller companies which may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, well-established companies. Also, there is often less publicly available information concerning smaller companies than there is for larger, more established issuers. The equity securities of smaller companies are often traded over-the-counter and may not be traded in the volume typical for securities that are traded on a national securities exchange. Consequently, the Funds may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies. In addition, the prices of the securities of smaller companies may be more volatile than those of larger companies.

Lower Rated Debt Securities (sometimes known as "junk bonds")- Changes in economic conditions or developments regarding issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for higher grade debt securities. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

Illiquid Securities - Illiquid securities are securities that have legal or contractual restrictions on resale, securities that are not readily marketable, and repurchase agreements maturing in more than seven days. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Investment Adviser or at prices approximating the value at which the Fund is carrying the securities.

Use of Leverage and Short Sales - Subject to certain limitations, the Funds may use leverage in connection with their investment activities and may effect short sales of securities. These investment practices involve special risks. Leverage is the practice of borrowing money to purchase securities. It can increase the investment returns of a Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by a Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. If the security declines in value, the Fund will realize a gain on the transaction. However, if the price of a security increases in value, the Fund will suffer a loss, which could be significant because there is no limit on the amount the price of the security may increase.

Portfolio Turnover - The Funds may engage in short-term trading strategies and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action. These policies, together with the ability of the Funds to effect short sales of securities and to engage in transactions in options and futures, may have the effect of increasing the annual rate of portfolio turnover of the Funds. However, it is expected that the annual portfolio turnover rate of each Fund will not exceed 150%. A high portfolio turnover rate will result in greater brokerage commissions and transaction costs. It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.

Other Investments - The Funds may use a variety of other investment instruments in pursuing their investment programs. The investments of the Funds may include: mortgage-backed securities; securities of other investment companies; and various derivative instruments, including options on securities, options on securities indices, options on foreign currencies, forward foreign currency contracts, and futures contracts. Various risks are associated with these investments.

                             MANAGEMENT OF THE FUND

The management of each Fund is supervised by the Board of Trustees of Alpine Equity Trust (the "Trust"). Alpine Management & Research, LLC (the "Adviser") serves as the investment adviser of the Funds.

INVESTMENT ADVISER

The Adviser provides investment advisory and management services to the Funds and other advisory clients. All of its client accounts are invested principally in real estate securities. Mr. Samuel A. Lieber is the controlling person of the Adviser.

As investment adviser to the Funds, the Adviser manages the Funds' investments and is responsible for making all investment decisions and placing orders to purchase and sell securities for the Funds. Alpine U.S. Real Estate Equity Fund and Alpine Realty Income & Growth Fund each pay the Adviser a monthly fee computed at the annual rates of: 1% of the average daily net assets of the Fund on the first $750 million of assets; 0.9% of average daily net assets on an annual basis on the next $250 million in assets; and 0.8% of average daily net assets on assets in excess of $1 billion. Alpine International Real Estate Equity Fund pays the Adviser a monthly fee computed at the annual rate of 1% of the average daily net assets of the Fund. The advisory fees paid by the Funds are higher than those paid by most other mutual funds, but are comparable to the fees paid by many funds with similar investment objectives and policies. The total estimated annual expenses of the Funds are set forth in the section entitled "FEES AND EXPENSES."

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Adviser may consider sales of the Funds' shares as a factor in the selection of dealers to effect portfolio transactions for the Funds.

PORTFOLIO MANAGER

Mr. Samuel A. Lieber serves as the portfolio manager for the Funds and has served in that capacity since the inception of each Fund. From 1985 until February 17, 1998 (when the Adviser assumed responsibility for managing the Funds), Mr. Lieber was a portfolio manager with Evergreen Asset Management Corp., the former adviser of Alpine U.S. Real Estate Equity Fund and Alpine International Real Estate Equity Fund. (Alpine Realty Income & Growth Fund did not commence operations until December 29, 1998.)

                                HOW TO BUY SHARES

No sales charges are imposed on the purchase of Class Y shares of the Funds. You may purchase Class Y shares of each Fund at net asset value as described below or through your financial intermediary. The minimum initial investment in each Fund is $1,000. The minimum may be waived in certain situations. There is no minimum for subsequent investments. Shares will be issued at the net asset value per share next computed after the receipt of your purchase request, together with payment in the amount of the purchase. Stock certificates will not be issued except if requested. Instead, your ownership of shares will be reflected in your account records with the Funds.

PURCHASES BY MAIL.  To make an initial purchase by mail:

          -    Complete the Share Purchase Application.
          - Mail the Application, together with a check made payable to the Fund whose shares are being purchased, to: Alpine Funds at P.O. Box 182212, Columbus, Ohio 43218-2212. (Checks not drawn on U.S. banks will be subject to foreign collection, which will delay the investment date, and will be subject to processing fees. The Funds do not accept third party checks.)
          - Subsequent investments may be made in the same manner, but you need not include a Share Purchase Application. When making a subsequent investment, use the return remittance portion of your statement, or indicate on the face of your check, the name of the Fund in which the investment is to be made, the exact title of the account, your address, and your Fund account number.

Do not send purchase requests to a Fund in New York.

PURCHASES BY WIRE.  To make an initial purchase by wire:
          -    Call the Alpine Funds at 888-785-5578 for an account number.
          - Instruct your bank (which may charge a fee) to wire federal funds to Huntington National Bank, as follows: Huntington National Bank, Columbus, Ohio, ABA No. 044000024, Account No. 018996-11515.
          - The wire must specify the Fund in which the investment is being made, account registration, and account number.
          - A completed Share Purchase Application must also be sent to the Alpine Funds, indicating that the shares have been purchased by wire, giving the date the wire was sent and referencing your account number with the Fund.
          - Subsequent wire investments may be made by following the same procedures. However, you need not call for another account number if you are purchasing shares of a Fund in which you already own shares.

HOW THE FUNDS VALUE THEIR SHARES. The net asset value of Class Y shares of each Fund is calculated by dividing the value of the Fund's net assets attributable to the class by the number of outstanding shares of the class. Net asset value is determined each day the New York Stock Exchange (the "NYSE") is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing net asset value, portfolio securities of each Fund are valued at their current market values determined on the basis of market quotations. If market quotations are not readily available, securities are valued at fair value as determined by the Board of Trustees of the Trust. Non-dollar denominated securities are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of net asset value materially have affected the value of the securities.

ADDITIONAL INFORMATION. If your purchase transaction is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss a Fund or the Adviser incurs. If you are an existing shareholder of any of the Funds, a Fund may redeem shares from your account in any of the Funds to reimburse the Fund or the Adviser for the loss. In addition, you may be prohibited or restricted from making further purchases of shares.

Class Y shares may also be purchased through certain brokers or other financial intermediaries, which may impose transaction fees and other charges. These fees and charges are not imposed by the Funds. The Funds do not accept third party checks.

                              HOW TO REDEEM SHARES

You may redeem shares of the Funds on any day the NYSE is open, either directly or through your financial intermediary. The price you will receive is the net asset value per share next computed after your redemption request is received in proper form. Redemption proceeds generally will be sent to you within seven days. However, if shares have recently been purchased by check, redemption proceeds will not be sent until your check has been collected (which may take up to ten business days). Once a redemption request has been placed, it is irrevocable and may not be modified or canceled. Redemption requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value per share determined on the next business day. Brokers and other financial intermediaries may charge a fee for handling redemption requests.

REDEEMING SHARES BY MAIL.  To redeem shares by mail:
          - Send a signed letter of instruction and, if certificates for shares have been issued, the signed certificates and an executed stock power form, to: Alpine Funds, P.O. Box 182212, Columbus, Ohio 43218-2212. (Stock power forms are available from your financial intermediary, the Alpine Funds, and most commercial banks.)
          - Additional documentation is required for the redemption of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners.
          - Signature guarantees are required for all written requests to redeem shares with a value of more than $50,000 or if the redemption proceeds are to be mailed to an address other than that shown in your account registration. A signature guarantee must be provided by a bank or trust company (not a notary public), a member firm of a domestic stock exchange or by another financial institution whose guarantees are acceptable to the Funds' transfer agent.
          - Payment for the redeemed shares will be mailed to you by check at the address indicated in your account registration.
          -    For further information, call 888-785-5578.

REDEEMING SHARES BY TELEPHONE.  To redeem shares by telephone:
          - Call 888-785-5578 between the hours of 8:00 a.m. and 9:00 p.m. (Eastern time) on any business day (i.e., any weekday exclusive of days on which the NYSE is closed). The NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.
          -    Specify the amount of shares you want to redeem (minimum $1,000).
               o Provide the account name, as registered with a Fund, and the account number.
          - Redemption proceeds either will be (i) mailed to you by check at the address indicated in your account registration or, if requested, (ii) wired to an account at a commercial bank that you have previously designated. A $5 charge is deducted from redemption proceeds if the proceeds are wired. This charge is subject to change without notice.
          - During periods of unusual economic or market conditions, you may experience difficulty effecting a telephone redemption. In that event, you should follow the procedures for redemption by mail, but send your written request by overnight courier to: Alpine Funds, c/o BISYS Fund Services, Attn: TA Operations, 3435 Stelzer Road, Columbus, OH 43219.
          - The telephone redemption procedure may not be used to redeem shares for which certificates have been issued.

To redeem shares by telephone, you must indicate this on your Share Purchase Application and choose how the redemption proceeds are to be paid. To authorize telephone redemption after establishing your account, or to change instructions already given, send a signed written request to the Alpine Funds at P.O. Box 182212, Columbus, Ohio 43218-2212. Signatures must be guaranteed by a bank or trust company (not a notary public), a member firm of a domestic stock exchange or by another financial institution whose guarantees are acceptable to the Funds' transfer agent. You should allow approximately ten business days for the form to be processed.

Reasonable procedures are used to verify that telephone redemption requests are genuine. These procedures include requiring some form of personal identification and tape recording of conversations. If these procedures are followed, the Funds and their agents will not be liable for any losses due to unauthorized or fraudulent instructions. Each Fund reserves the right to refuse a telephone redemption request, if it is believed advisable to do so. The telephone redemption option may be suspended or terminated at any time without advance notice.

GENERAL. A redemption of shares is a taxable transaction for Federal income tax purposes. Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by applicable law. The Funds reserve the right to close your account in a Fund if as a result of one or more redemptions the account value has remained below $1,000 for thirty days or more. You will receive sixty days' written notice to increase the account value before the account is closed. Although in unusual circumstances the Funds may pay the redemption amount in-kind through the distribution of portfolio securities, they are obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder.

                               EXCHANGE PRIVILEGE

You may exchange some or all of your Class Y shares of a Fund for Class Y shares of one of the other Funds. You may do this through your financial intermediary, or by telephone or mail as described below. An exchange involves the redemption of shares of one Fund and the purchase of shares of another Fund. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges are made on the basis of the relative net asset values of the shares being exchanged next determined after an exchange request is received. An exchange which represents an initial investment in a Fund is subject to the minimum investment requirements of that Fund. Brokers and other financial intermediaries may charge a fee for processing exchange requests.

The Funds each have different investment objectives and policies. You should review the objective and policies of the Fund whose shares will be acquired in an exchange before placing an exchange request. An exchange is treated for Federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. You are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. The exchange privilege may be modified or discontinued at any time by the Funds upon sixty days' notice and is only available in states in which shares of the Fund being acquired may lawfully be sold.

EXCHANGES BY TELEPHONE.  To exchange shares by telephone:

          -    Call 888-785-5578.

          - Shares exchanged by telephone must have a value of $1,000 or more.

          - Exchange requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day.

          - During periods of unusual economic or market conditions, you may experience difficulty in effecting a telephone exchange. You should follow the procedures for exchanges by mail if you are unable to reach the Funds by telephone, but send your request by overnight courier to: Alpine Funds, c/o BISYS Fund Services,
               Attn: TA Operations, 3435 Stelzer Road, Columbus, OH 43219.

          - The telephone exchange procedure may not be used to exchange shares for which certificates have been issued.

To exchange shares by telephone, you must indicate this on the Share Purchase Application. To authorize telephone exchanges after establishing your Fund account, send a signed written request to the Alpine Funds at P.O. Box 182212, Columbus, Ohio 43218-2212.

Reasonable procedures are used to verify that telephone exchange instructions are genuine. If these procedures are followed, the Funds and their agents will not be liable for any losses due to unauthorized or fraudulent instructions. A telephone exchange may be refused by a Fund if it is believed advisable to do so. Procedures for exchanging shares by telephone may be modified or terminated at any time.

EXCHANGES BY MAIL.  To exchange shares by mail:

          - Send a written request using the procedures for written redemption requests (however, no signature guarantee is required).

          - If certificates for the shares being exchanged have been issued, the signed certificates and a completed stock power form must accompany your written request.

          -    For further information, call 888-785-5578.

                              SHAREHOLDER SERVICES

The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary or call 888-785-5578. Some services are described in more detail in the Share Purchase Application.

SYSTEMATIC INVESTMENT PLAN. You may make regular monthly or quarterly investments automatically in amounts of not less than $25 per month or $75 per quarter. The minimum initial investment requirement does not apply if you establish a Systematic Investment Plan. However, each Fund reserves the right to close an account that through redemptions or termination of the Systematic Investment Plan has not reached a minimum balance of $1,000 ($250 for retirement accounts) within 24 months from the date of initial investment. Shares purchased using the Systematic Investment Plan may not be redeemed for ten business days from the date of investment.

TELEPHONE INVESTMENT PLAN. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. If a telephone investment request is received by 4:00 p.m. (Eastern time), shares will be purchased two days after the date the request is received. Shares purchased under the Telephone Investment Plan may not be redeemed for ten business days from the date of investment.

SYSTEMATIC CASH WITHDRAWAL PLAN. If your account has a value of $10,000 or more, you may participate in the Systematic Cash Withdrawal Plan. Under this plan, you may elect to receive (or designate a third party to receive) regular monthly or quarterly checks in a stated amount of not less than $75. Shares will be redeemed as necessary to make those payments. To participate in the Systematic Cash Withdrawal Plan, you must elect to have dividends and capital gain distributions on your Fund shares reinvested.

INVESTMENTS THROUGH EMPLOYEE BENEFIT AND SAVINGS PLANS. Certain qualified and non-qualified employee benefit and savings plans may make shares of the Funds available to their participants. The Adviser may provide compensation to organizations providing administrative and recordkeeping services to those plans.

AUTOMATIC REINVESTMENT PLAN. For your convenience, all dividends and distributions of a Fund are automatically reinvested in full and fractional shares of that Fund at the net asset value per share at the close of business on the record date, unless you request otherwise in writing. A written request to change your dividend reinvestment election must be received at least three full business days before a given record date to be effective on that date. If you elect to receive dividends or distributions in cash and the U.S. Postal Service cannot deliver the checks, or if a check remains uncashed for six months or more, the dividends or distributions will be reinvested in shares at the net asset value in affect at the time of reinvestment.

TAX SHELTERED RETIREMENT PLANS. Eligible investors may open a pension or profit sharing account in a Fund under the following prototype retirement plans: (i) Individual Retirement Accounts ("IRAs") and Rollover IRAs; and (ii) Simplified Employee Pensions (SEPs) for sole proprietors, partnerships and corporations.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDEND POLICY. It is the policy of each Fund to distribute to shareholders its investment company income, if any, annually and any net realized capital gains annually or more frequently as required for qualification as a regulated investment company by the Code. Dividends and distributions generally are taxable in the year paid, except any dividends paid in January that were declared in the previous calendar quarter may be treated as paid in December of the previous year.

TAXATION OF THE FUNDS. Each Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Code. While so qualified, a Fund will not be required to pay any Federal income tax on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting these distribution requirements.

TAXATION OF SHAREHOLDERS. Most shareholders normally will have to pay Federal income tax and any state or local taxes on the dividends and distributions they receive from a Fund whether dividends and distributions are paid in cash or reinvested in additional shares. Questions on how distributions will be taxed should be directed to your tax adviser.

Generally, the highest Federal income tax rate applicable to net long-term capital gains realized by individuals is 20%. The rate applicable to corporations is 35%. Certain income from a Fund may qualify for a corporate dividends-received deduction of 70%. Following the end of each calendar year, every shareholder will be sent applicable tax information and information regarding the dividends paid and capital gain distributions made during the calendar year. A Fund may be subject to foreign withholding taxes which would reduce its investment return. Tax treaties between certain countries and the U.S. may reduce or eliminate these taxes. Shareholders who are subject to U.S. Federal income tax may be entitled, subject to certain rules and limitations, to claim a Federal income tax credit or deduction for foreign income taxes paid by a Fund. A Fund's transactions in options, futures and forward contracts are subject to special tax rules. These rules can affect the amount, timing and characteristics of distributions to shareholders.

Each Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, you must certify on your Share Purchase Application, or on a separate form supplied by the Fund, that your social security or taxpayer identification number is correct and that you are not currently subject to backup withholding or are exempt from backup withholding.

This discussion of Federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, which are subject to change. A more detailed discussion is contained in the Statement of Additional Information. You should consult your own tax adviser as to the tax consequences of investing, including the application of state and local taxes which may be different from the Federal income tax consequences described above.

                              FINANCIAL HIGHLIGHTS

The following tables present, for Class Y shares of each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables has been audited by PricewaterhouseCoopers LLP, the Funds' independent auditors. It should be read in conjunction with the financial statements and related notes contained in the annual reports to shareholders of the Funds. The annual reports to shareholders may be obtained without charge.

                       ALPINE U.S. REAL ESTATE EQUITY FUND

                                                                   YEAR ENDED SEPTEMBER 30,
                                                                   ------------------------

                                                      1999(a)    1998(a)     1997(a)    1996(a)    1995(a)
                                                      -------    -------     -------    -------    -------
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF YEAR...............      $12.47    $  19.49    $  12.56   $  11.44   $  10.07
INCOME (LOSS) FROM INVESTMENT OPERATIONS
    Net investment income (loss)................       (0.02)      0.13      0.16(b)     0.24        0.23
    Net realized and unrealized gain (loss)
        foreign exchange transactions, short sales
        and investments.........................       (1.26)     (4.32)      8.63       1.29        1.46
                                                      -------    -------     -------    -------    -------
    Total from investment operations............       (1.28)     (4.19)      8.79       1.53        1.69
                                                      =======    =======     =======    =======    =======
LESS DISTRIBUTIONS
    Net investment income.......................        --        (0.15)    (0.28)(b)   (0.20)      (0.20)
    Net realized gain from investments..........        --        (2.68)     (1.58)     (0.21)      (0.12)
    In excess of net realized gains from               (0.11)       --         --         --          --
        investments.............................
    Tax return of capital                              (0.01)       --         --         --          --
                                                      -------    -------     -------    -------    -------
    Total distributions.........................       (0.12)     (2.83)     (1.86)     (0.41)      (0.32)
                                                      -------    -------     -------    -------    -------
NET ASSET VALUE END OF YEAR.....................      $11.07      $12.47     $19.49     $12.56      $11.44
                                                      =======    =======     =======    =======    =======
TOTAL RETURN (EXCLUDES SALES CHARGES)...........      (10.40)%   (24.69)%    78.79%     13.57%      17.63%
ANNUALIZED RATIOS/Supplementary Data:
    Net Assets at end of period (000)...........     $17,405    $ 25,832    $ 19,459   $ 10,601   $  9,456
    Ratio of expenses to average net assets.....        2.68%     1.70%       1.51%      1.46%      1.50%
    Ratio of interest expense to average net
        assets..................................        N/A        N/A         N/A       0.04%       N/A
    Ratio of net investment income (loss)
        to average net assets...................       (0.19)%    0.58%       1.10%      2.02%      2.45%
    Ratio of expenses to average net assets (c).        N/A        N/A        1.50%       N/A        N/A
    Ratio of expenses to average net assets (d).        2.68%     1.72%       2.26%      2.25%      2.70%
    Ratio of net investment income (loss) to
        average net assets (d)..................       (0.19)%    0.56%       1.08%      2.00%      2.43%
    Portfolio Turnover (e)......................          77%      138%       205%       169%        115%

(a) Net investment income is based on average shares outstanding during the period.

(b) The per share amount of net investment income is not in accord with the distributions per share from net investment income due to the timing of sales of Fund shares after the Fund declared its annual income distribution on December 26, 1996. The distributions declared on such date were paid principally from net investment income earned during the previous fiscal year.

(c) During the period, certain fees were indirectly paid. If such fees indirectly paid had not occurred, the ratios would have been as indicated.

(d) During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

                  ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

                                                                                                           YEAR ENDED
                                                                YEAR ENDED OCTOBER 31,                      SEPTEMBER
                                                                ----------------------                         30,
                                              1999(a)     1998     1997(a)      1996(a)     1995(a)(b)       1995(a)
                                              -------     ----     -------      -------     ----------       -------
CLASS Y SHARES

NET ASSET VALUE BEGINNING
    OF YEAR...............................      $12.96   $12.97     $12.31       $11.59       $12.13          $13.81
                                               -------   -------   --------     --------     ----------      --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income (loss)..........        0.03     0.01      (0.03)        0.01        (0.01)           0.11
    Net realized and unrealized gain (loss)
        from foreign exchange transactions
        and investments...................        0.25    (0.02)      0.71         0.71        (0.53)          (1.17)
                                               -------   -------   --------     --------     ----------      ---------
Total from investment operations..........        0.28    (0.01)      0.68         0.72        (0.54)          (1.06)
                                               -------   -------   --------     --------     ----------      ---------
LESS DISTRIBUTIONS
    From net investment income............        0.01     --        (0.02)       --            --             (0.10)
    From net realized gains ..............       --        --         --          --            --             (0.52)
                                               -------   -------   --------     --------     ----------      ---------
    Total distributions...................        0.01     --        (0.02)       --            --             (0.62)
                                               -------   -------   --------     --------     ----------      ---------
NET ASSET VALUE END OF YEAR...............       13.23   $12.96     $12.97       $12.31       $11.59          $12.13
                                               =======   =======   ========     ========     ==========      =========
TOTAL RETURN..............................        2.19%   (0.08)%     5.50%        6.20%       (4.50)%         (7.70)%
ANNUALIZED RATIOS/SUPPLEMENTARY DATA:
    Net Assets at end of at end of period     $33,097   $34,646    $35,234      $47,502       $61,418        $67,645
        (000).............................
    Ratio of expenses to average net
        assets............................        2.08%    1.78%      1.82%        1.62%        1.62%           1.54%
    Ratio of interest expense to average
    net assets............................        0.00%   N/A         0.03%        0.03%        0.03%           0.05%
    Ratio of net investment income (loss)
        to average net assets.............        0.24%    0.04%     (0.21)%       0.11%       (1.14)%          0.92%
    Ratio of expenses to average net
        assets (c)........................        2.08%    1.78%      1.90%        1.67%        N/A            N/A
    Ratio of expenses to average net
        assets (d)........................      N/A       N/A         1.82%       N/A           N/A            N/A
    Portfolio Turnover (e)................         31%       82%     44%             25%        1%               28%

(a) Net investment income is based on average shares outstanding during the period.

(b) The Fund changed its year end from September 30 to October 31, effective October 31, 1995.

(c) During the period, certain fees were waived or reimbursed. If such fees waived or reimbursed had not occurred, the ratios would have been as indicated.

(d) During the period, certain fees were indirectly paid. If such fees indirectly paid had not occurred, the ratios would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

                       ALPINE REALTY INCOME & GROWTH FUND

                                                      PERIOD ENDED
                                                      ------------
                                                       OCTOBER 31,
                                                      ------------

                                                       1999(a)(b)
                                                      ------------
Y CLASS SHARES
NET ASSET VALUE BEGINNING OF YEAR...............        10.00
                                                      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net investment income (loss)..................         0.64
  Net realized and unrealized gain
      (loss) from short sales and investments...        (0.32)
                                                      ------------
  Total from investment operations..............         0.32
                                                      ============
LESS DISTRIBUTIONS
  From net investment income....................        (0.42)
  Total distributions...........................        (0.42)
                                                      ------------
NET ASSET VALUE END OF YEAR.....................         9.90
                                                      ============
TOTAL RETURN (EXCLUDES SALES CHARGES)...........         3.14%(c)
ANNUALIZED RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).............        $3,842
  Ratio of expenses to average net assets.......         1.50%(d)
  Ratio of net investment income (loss)
      to average net assets.....................         7.76%(d)
  Ratio of expenses to average net assets (e)...         4.18%(d)
  Portfolio Turnover (f)........................          159%

(a) Net investment income is based on average shares outstanding during the period.

(b) For the period from December 30,1998 (commencement of class operations) to October 31,1999.

(c)  Not annualized.

(d)  Annualized.

(e) During the period, certain fees were waived or reimbursed. If such fees waived or reimbursed had not occurred, the ratios would have been as indicated.

(f) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

                             ADDITIONAL INFORMATION

No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus or in approved sales literature in connection with the offer contained herein, and if given or made, such other information or representations must not be relied upon as having been authorized by the Funds. This Prospectus does not constitute an offer by the Funds to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction or to any person to whom it is unlawful to make such offer.



                         INVESTMENT ADVISER

                 ALPINE MANAGEMENT & RESEARCH, LLC
                  122 East 42nd Street, 37th Floor
                      New York, New York 10168

                             CUSTODIAN

                 INVESTORS FIDUCIARY TRUST COMPANY
                      801 Pennsylvania Avenue
                    Kansas City, Missouri 64105

                          TRANSFER AGENT &
                     DIVIDEND DISBURSING AGENT

                   BISYS FUND SERVICES OHIO, INC.
                         3435 Stelzer Road
                        Columbus, Ohio 43219

                           LEGAL COUNSEL

                      SCHULTE ROTH & ZABEL LLP
                          900 Third Avenue
                      New York, New York 10022

                   INDEPENDENT PUBLIC ACCOUNTANTS

                     PRICEWATERHOUSECOOPERS LLP
                       100 East Broad Street
                        Columbus, Ohio 43215

                            DISTRIBUTOR

              BISYS FUND SERVICES LIMITED PARTNERSHIP
                         3435 Stelzer Road
                        Columbus, Ohio 43219

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS - Additional information is available in each Fund's annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) - The SAI provides more details about the Funds and their policies. A current SAI is on file with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.

To obtain free copies of the annual or semi-annual report or the SAI or to discuss questions about the Funds:

BY TELEPHONE - 1-888-785-5578

BY MAIL - Alpine Real Estate Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

FROM THE SEC - Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act File Number 811-05684.

                               P R O S P E C T U S


                             Dated February 1, 2000



                       ALPINE U.S. REAL ESTATE EQUITY FUND
                  ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND
                       ALPINE REALTY INCOME & GROWTH FUND

                          Series of Alpine Equity Trust

                                3435 Stelzer Road
                              Columbus, Ohio 43219




                                 Class A Shares
                                 Class B Shares



                                 ---------------

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities and has not passed on the adequacy or accuracy of the information in this Prospectus. It is a criminal offense to state otherwise.

                                 ---------------

                                TABLE OF CONTENTS

                                                                                 Page
                                                                                 ----

ABOUT THE FUNDS...................................................................3
                  Investment Objectives and Principal Investment Strategies.......3
                  Who Should Invest...............................................4
                  Main Risks......................................................4
                  Past Performance................................................5
FEES AND EXPENSES.................................................................8
PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS.................................9
                  Principal Investment Strategies.................................9
                  Investment Risks...............................................11
MANAGEMENT OF THE FUNDS..........................................................13
                  Investment Adviser.............................................13
                  Portfolio Manager..............................................13
DISTRIBUTION ARRANGEMENTS........................................................13
HOW TO BUY SHARES................................................................14
                  Alternative Purchase Plans.....................................14
                  Class A Shares--Front-End Sales Charge Alternative.............14
                  Class B Shares--Deferred Sales Charge Alternative..............15
                  How the Funds Value Their Shares...............................15
                  Additional Information.........................................16
HOW TO REDEEM SHARES.............................................................16
                  Redeeming Shares Through Your Financial Intermediary...........16
                  Redeeming Shares by Mail.......................................16
                  Redeeming Shares by Telephone..................................16
                  General........................................................17
EXCHANGE PRIVILEGE...............................................................17
                  Exchanges Through Your Financial Intermediary..................18
                  Exchanges by Telephone.........................................18
                  Exchanges by Mail..............................................18
SHAREHOLDER SERVICES.............................................................18
                  Systematic Investment Plan.....................................18
                  Telephone Investment Plan......................................19
                  Systematic Cash Withdrawal Plan................................19
                  Investments Through Employee Benefit and Savings Plans.........19
                  Automatic Reinvestment Plan....................................19
                  Tax Sheltered Retirement Plans.................................19
DIVIDENDS, DISTRIBUTIONS AND TAXES...............................................19
                  Dividend Policy................................................19
                  Taxation of the Funds..........................................19
                  Taxation of Shareholders.......................................19
FINANCIAL HIGHLIGHTS.............................................................20
ADDITIONAL INFORMATION...........................................................27


--------------------------------------------------------------------------------

                                 ABOUT THE FUNDS

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------

ALPINE U.S. REAL ESTATE EQUITY FUND seeks long-term capital growth. Current income is a secondary objective. The Fund invests primarily in the equity securities of United States issuers which are principally engaged in the real estate industry or own significant real estate assets.

In managing the assets of the U.S. Real Estate Equity Fund, the Adviser generally pursues a value oriented approach. It seeks to identify investment opportunities in equity securities of companies which are trading at prices substantially below the underlying value of their real estate properties or revenues. The Adviser considers other company fundamentals and the strength of a company's management in making investment decisions. The Fund also invests in the securities of companies with growing earning streams that the Adviser believes can be purchased at reasonable prices, giving consideration to the business sectors in which the companies operate and the current stage of the economic cycle.

ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND seeks long-term capital growth. Current income is a secondary objective. The Fund invests primarily in the equity securities of non-United States issuers which are principally engaged in the real estate industry or own significant real estate assets. The Fund pursues a flexible strategy of investing in companies throughout the world. However, it is anticipated that the Fund will give particular consideration to investments in the United Kingdom, Western Europe, Australia, Canada, Japan, Hong Kong, Singapore, Malaysia and Thailand.

In managing the assets of the International Real Estate Equity Fund, the Adviser generally pursues a value oriented approach. It focuses on investments throughout the world and seeks to identify the equity securities of foreign companies which are trading at prices substantially below the underlying value of the real estate properties or revenues of the companies. The Adviser also considers other company fundamentals and the strength of a company's management in making investment decisions, as well as economic, market and political conditions in the countries in which a company is located and operates. The Fund also invests in the securities of companies with growing earning streams that the Adviser believes can be purchased at reasonable prices, giving consideration to the business sectors in which the companies operate and the current stage of the economic cycle.

ALPINE REALTY INCOME & GROWTH FUND seeks a high level of current income. Capital appreciation is a secondary objective. The Fund is a non-diversified investment portfolio that invests primarily in the dividend paying equity securities and debt securities of issuers which are principally engaged in the real estate industry or own significant real estate assets.

In managing the assets of the Realty Income & Growth Fund, the Adviser invests primarily in the equity securities of companies offering high dividend yields and which the Adviser believes offer strong prospects for capital growth. The Fund also invests in debt securities which the Adviser believes offer attractive income streams, giving consideration to the creditworthiness of the issuer, maturity date and other factors, including industry sector and prevailing economic and market conditions. In selecting investments, an important focus of the Adviser is to identify investment opportunities where dividends or interest payments are well supported by the underlying assets and earnings of a company. The Adviser will also emphasize investments in the equity securities of companies which it believes have the potential to grow their earnings at faster than normal rates and thus offer the potential for higher dividends and growth in the future.

WHO SHOULD INVEST
-----------------

You should consider investment in one or more of the Alpine Real Estate Funds if you are seeking:
           - investment exposure to companies operating in the real estate sector;
           - liquidity in a real estate related investment; and
           - an investment offering returns that may have less correlation to the returns of the stock and bond markets than equity mutual funds generally.


                           FUND RISK/RETURN COMPARISON

                   |
                   |                              ALPINE INTERNATIONAL REAL
                   |                                 ESTATES EQUITY FUND
                   |
                   |
           RETURN  |                       ALPINE U.S. REAL
                   |                      ESTATE EQUITY FUND
                   |
                   |
                   |    ALPINE REALTY INCOME
                   |       & GROWTH FUND
                   |
                   |
                   |-------------------------------------------------------
                                               RISK


MAIN RISKS
----------

Investments in the Alpine Real Estate Funds, like any investment, are subject to certain risks. The value of a Fund's investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of a Fund's shares to increase or decrease. You could lose money on an investment.

General Risks of Securities Linked to the Real Estate Market - Because the Funds concentrate their investments in the real estate industry, their portfolios may experience more volatility and be exposed to greater risk than the portfolios of many other mutual funds. The values of the Funds' shares are affected by factors affecting the values of real estate and the earnings of companies engaged in the real estate industry. Risks associated with investment in securities of companies in the real estate industry include: declines in the value of real estate; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income, neighborhood values or the appeal of properties to tenants; and changes in interest rates.

The value of real estate related securities is also affected by changes in general economic and market conditions. The Funds' concentration of its investments in these securities may result in a substantial difference between the investment performance of the Funds as compared to the investment performance of the stock market generally.

Risks of Investing in Foreign Securities - Each of the Funds may invest in foreign securities. Alpine International Real Estate Equity Fund normally invests its assets primarily in foreign securities. These investments involve certain risks not generally associated with investments in the securities of United States issuers. There may be more limited information publicly available concerning foreign issuers than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging markets and in less developed countries. For example, prior governmental approval for foreign investments may be required in some emerging market countries, and the extent of foreign investment may be subject to limitation in other emerging countries. Alpine International Real Estate Equity Fund will be most susceptible to losses attributable to these risks.

         Risks of Investing in Fixed Income Securities - Each of the Funds may invest in fixed income securities. Alpine Income & Growth Fund may invest a significant portion of its assets in these securities. Fixed income securities are subject to credit risk and market risk. Credit risk is the risk of the issuers inability to meet its principal and interest payment obligations. Market risk is the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. There is no limitation on the maturities of fixed income securities in which the Funds invest. Securities having longer maturities generally involve greater risk of fluctuations in value resulting from changes in interest rates.

PAST PERFORMANCE
----------------

         The following bar charts illustrate the risks of investing in the Alpine Real Estate Funds by showing how each Fund's performance has varied from year-to-year and how each Fund's returns can vary from the performance of certain indices that measure broad market performance over various time periods. As with all mutual funds, past performance is not a prediction of future results.

                            YEAR-TO-YEAR TOTAL RETURN
                              AS OF 12/31 EACH YEAR
                              ---------------------


                                 CLASS A SHARES
                                 --------------

                       ALPINE U.S. REAL ESTATE EQUITY FUND
                       -----------------------------------

                                   [BAR GRAPH]

                                 1994    -13.91%
                                 1995     34.06%
                                 1996     21.88%
                                 1997     55.01%
                                 1998    -21.25%
                                 1999    -17.76%

                  ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND
                  --------------------------------------------

                                  [BAR GRAPH]

                               1990     -19.24%
                               1991      13.09%
                               1992      10.15%
                               1993      51.42%
                               1994     -14.05%
                               1995       1.59%
                               1996       4.82%
                               1997       3.97%
                               1998       2.47%
                               1999      -3.03%

                       ALPINE REALTY INCOME & GROWTH FUND
                       ----------------------------------

                                  [BAR GRAPH]

                                1999      4.39%


During the periods shown in the bar charts, the highest and lowest quarterly returns of the Funds were as follows:

                         BEST AND WORST QUARTER RESULTS
                         ------------------------------

                                                                       CLASS A
                                                                       -------

                      PORTFOLIO                            BEST QUARTER         WORST QUARTER

          Alpine U.S. Real Estate Equity Fund             28.93%   9/30/97     -24.85%  9/30/98

          Alpine International Real Estate Equity Fund    16.33%  12/31/98     -22.45%  9/30/90

          Alpine Realty Income & Growth Fund              12.47%   6/30/99      -6.89%  9/30/99

                              AVERAGE ANNUAL RETURN
                              AS OF 12/31 EACH YEAR
                              ---------------------

--------------------------------------------- ------------ ---------- ---------- ----------- ------------
                                                Inception    1 Year     5 years    10 Years     Since
                                                  Date                                        Inception
--------------------------------------------- ------------ ---------- ---------- ----------- ------------

Alpine U.S. Real Estate Equity Fund              9/1/93                              N/A
     Class A                                                (21.70%)      9.33%                  6.59%
     Class B                                                (22.52%)      9.35%                  6.82%
Wilshire Real Estate Securities Index                        (3.19%)      8.30%                  6.27%
Lipper Real Estate Fund Average                              (3.54%)      NA                     NA
--------------------------------------------- ------------ ---------- ---------- ----------- ------------

Alpine International Real Estate Equity Fund     2/1/89
     Class A                                                 (7.62%)      0.94%      3.21%       3.12%
     Class B                                                 (8.57%)      0.83%      3.35%       3.26%
GPR Global Real Estate Securities Index                       1.93%       0.90%      1.27%       1.59%
--------------------------------------------- ------------ ---------- ---------- ----------- ------------

Alpine Realty Income & Growth Fund             12/29/98                   N/A        N/A
     Class A                                                 (0.59%)                             1.10%
     Class B                                                 (0.68%)                             1.99%
Wilshire Real Estate Securities Index                        (3.19%)                             6.27%
Morgan Stanley REIT Index                                    (4.55%)                            (3.31%)
--------------------------------------------- ------------ ---------- ---------- ----------- ------------

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

SHAREHOLDER TRANSACTION EXPENSES
                                                      CLASS A        CLASS B
                                                      SHARES         SHARES
                                                      ------         ------
Sales Charge Imposed on Purchases.................     4.75% (1)      None
Sales Charge on Dividend Reinvestments............     None           None
Contingent Deferred Sales Charge..................     None           5.00% (2)
Redemption Fee (3)................................     None           None

ANNUAL FUND OPERATING EXPENSES

                       ALPINE U.S. REAL ESTATE EQUITY FUND
                                                      CLASS A        CLASS B
                                                      -------        -------
Management Fee....................................     1.00%          1.00%
12b-1 Fees (4)....................................     0.25%          1.00%
Other Expenses....................................     1.57%          1.61%
Total.............................................     2.82%          3.61%

EXAMPLE--ESTIMATED COST TO INVESTORS

                                                      CLASS A      CLASS B            CLASS B
                                                      -------      -------            -------
                                                                  (ASSUMING        (ASSUMING NO
                                                                  REDEMPTION)      REDEMPTION AT
                                                                                   END OF PERIOD)
After 1 year......................................    $  747        $  864            $  364
After 3 years.....................................    $1,307        $1,406            $1,106
After 5 years.....................................    $1,893        $2,069            $1,869
After 10 years....................................    $3,473        $3,616            $3,616

(1) Reduced sales charges apply to investments of $50,000 or more. The Funds do not charge a front-end sales charge on purchases of $1 million or more, but do charge a contingent deferred sales charge of 1.00% if you redeem those shares within one year after purchase.

(2) The deferred sales charge on Class B shares declines from 5.00% to 1.00% of amounts redeemed within six years after the month of purchase. The Funds do not charge a contingent deferred sales charge on redemptions made after that time.

(3) A $5.00 charge is deducted from redemption proceeds if the proceeds are wired.

(4) Each Fund is permitted to incur distribution related and shareholder servicing related expenses which may not exceed an annual rate of 0.75% of average annual assets attributable to such Fund's Class A shares and 1.00% of average annual assets attributable to such Fund's Class B shares. However, with respect to Class A expenses, each Fund limits such 12b-1 expenses to 0.25% of average annual assets attributable to its Class A shares.

                  ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

                                                      CLASS A         CLASS B
                                                      -------         -------
Management Fee....................................     1.00%           1.00%
12b-1 Fees (4)....................................     0.25%           1.00%
Other Expenses....................................     1.07%           1.08%
                                                     ---------       ---------
Total.............................................     2.32%           3.08%

EXAMPLE--ESTIMATED COST TO INVESTORS


                                                     CLASS A      CLASS B             CLASS B
                                                     -------      -------             -------
                                                                 (ASSUMING         (ASSUMING NO
                                                                 REDEMPTION)       REDEMPTION AT
                                                                                   END OF PERIOD)
After 1 year......................................   $  699        $  811              $  311
After 3 years.....................................   $1,165        $1,251              $  951
After 5 years.....................................   $1,656        $1,816              $1,616
After 10 years....................................   $3,005        $3,134              $3,134

                      ALPINE REALTY INCOME AND GROWTH FUND
                                                     CLASS A          CLASS B
                                                     -------          -------
Management Fee...................................      1.00             1.00
12b-1 Fees (4)...................................      0.25             1.00
Other Expenses...................................      3.18             3.18
                                                     --------         --------
Gross Total......................................      4.43             5.18
Waivers and Reimbursements*                           (2.70%)          (2.70%)
                                                     --------         --------
Net Total........................................      1.73%            2.48%

EXAMPLE--ESTIMATED COST TO INVESTORS

                                                     CLASS A       CLASS B            CLASS B
                                                     -------       -------            -------
                                                                  (ASSUMING        (ASSUMING NO
                                                                 REDEMPTION)       REDEMPTION AT
                                                                                   END OF PERIOD)
After 1 year.....................................    $  898        $1,018             $  518
After 3 years....................................    $1,752        $1,850             $1,550
After 5 years....................................    $2,615        $2,778             $2,578
After 10 years...................................    $4,817        $4,927             $4,927

The preceding examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a Fund for the time periods indicated. The examples assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Actual expenses and annual return may be greater or less than those shown.


                PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------

The following are the Funds' principal investment strategies. A more detailed description of the Funds' investment policies and restrictions, and additional information about the Funds' investments, are contained in the Funds' Statement of Additional Information.

                       ALPINE U.S. REAL ESTATE EQUITY FUND
                       -----------------------------------

U.S. Real Estate Companies - Under normal market conditions, the Fund invests at least 65% of its total assets in the equity securities of U.S. issuers which are principally engaged in the real estate industry or own significant real estate assets. These companies include, but are not limited to, real estate investment trusts ("REITs") real estate operating


-----------------------

* The Adviser has agreed contractually to waive its fees and to absorb expenses of Alpine Realty Income and Growth Fund to the extent necessary to limit ordinary operating expenses of the Fund (excluding interest, taxes, brokerage and any extraordinary expenses) to no more than 1.75% of average net assets for Class A shares, and no more than 2.5% of average net assets for Class B shares. Only the Board of Trustees has the right to terminate this agreement.

companies and homebuilders, and companies with substantial real estate holdings, such as hotel and entertainment companies.

Illiquid Securities - The Fund may invest up to 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days. However, the Fund may not invest more than 10% of its net assets in such repurchase agreements.

Borrowing and Short Sales - The Fund may borrow up to 10% of the value of its total assets for investment purposes. The Fund may also effect short sales of securities. The Fund may not sell a security short if, as a result of that sale, the current value of securities sold short by that Fund would exceed 10% of the value of the Fund's net assets. However, short sales effected "against the box" to hedge against a decline in the value of a security owned by the Fund are not subject to this 10% limitation.

Foreign Securities - The Fund may invest up to 15% of the value of its total assets in foreign securities, including direct investments in securities of foreign issuers and investments in depository receipts (such as American Depository Receipts) that represent indirect interests in securities of foreign issuers.

Defensive Position - During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high quality, fixed income securities, money market instruments, or it may hold cash. The Fund will not be pursuing its investment objectives in these circumstances.

                  ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND
                  --------------------------------------------

Foreign Real Estate Companies - Under normal market conditions, the Fund invests at least 65% of its total assets in the equity securities of non-U.S. issuers located in at least three foreign countries which are principally engaged in the real estate industry or which own significant real estate assets. These companies include, but are not limited to REITs, real estate operating companies and homebuilders, and companies with substantial real estate holdings, such as hotel and entertainment companies.

Foreign Securities - The Fund may invest without limitation in foreign securities, including direct investments in securities of foreign issuers and investments in depository receipts (such as American Depository Receipts) that represent indirect interests in securities of foreign issuers.

Illiquid Securities - The Fund may invest up to 15% of its net assets in illiquid securities.

Borrowing and Short Sales - The Fund may borrow up to 10% of the value of its total assets for investment purposes. The Fund may also effect short sales of securities. The Fund may not sell a security short if, as a result of that sale, the current value of securities sold short by that Fund would exceed 10% of the value of the Fund's net assets. However, short sales effected "against the box" to hedge against a decline in the value of a security owned by the Fund are not subject to this 10% limitation.

Defensive Position - During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high quality, fixed income securities, money market instruments, or it may hold cash. The Fund will not be pursuing its investment objectives in these circumstances.

                       ALPINE REALTY INCOME & GROWTH FUND
                       ----------------------------------

Dividend-Paying Real Estate Securities - Under normal market conditions, the Fund invests at least 65% of its total assets in dividend-paying equity securities of issuers which are principally engaged in the real estate industry or own significant real estate assets. These companies include, but are not limited to, REITs, real estate operating companies and homebuilders, and companies with substantial real estate holdings, such as hotel and entertainment companies.

Foreign Securities - The Fund may invest up to 35% of the value of its total assets in foreign securities, including direct investments in securities of foreign issuers and investments in depository receipts (such as American Depository Receipts) that represent indirect interests in securities of foreign issuers.

Fixed Income Securities - The Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations which do not pay interest until maturity. The Fund may invest in both investment grade and non-investment grade debt securities, with up to 15% of the value of its total assets in non-investment grade debt securities.

Illiquid Securities - The Fund may invest up to 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days. However, the Fund may not invest more than 10% of its net assets in such repurchase agreements.

Borrowing and Short Sales - The Fund may borrow up to 10% of the value of its total assets for investment purposes. The Fund may also effect short sales of securities. The Fund may not sell a security short if, as a result of that sale, the current value of securities sold short by that Fund would exceed 10% of the value of the Fund's net assets. However, short sales effected "against the box" to hedge against a decline in the value of a security owned by the Fund are not subject to this 10% limitation.

Non-Diversified Portfolio - As a "non-diversified" fund, the Fund may invest in fewer individual companies than a diversified investment company. This means that the Fund may invest a greater percentage of its assets than a diversified investment company in a small number of issuers. As a result, fluctuations in the values of the Fund's investments may have a greater effect on the value of shares of the Fund than would be the case for a diversified investment company.

Defensive Position - During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high quality, fixed income securities, money market instruments, or it may hold cash. The Fund will not be pursuing its investment objectives in these circumstances.

INVESTMENT RISKS
----------------

Real Estate Securities - Because the Funds invest primarily in the securities of real estate related companies, the values of the Funds' shares are affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include: changes in the value of real estate properties; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty and condemnation losses; variations in rental income, neighborhood values or the appeal of property to tenants; and changes in interest rates. The values of securities of companies in the real estate industry may go through cycles of relative under-performance and out-performance in comparison to equity securities markets in general.

REITS - Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. They are paid interest by the owners of the financed properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. The Funds' investments in REITs can, in particular, be adversely affected by a deterioration of the real estate rental market, in the case of REITs that primarily own real estate, or by deterioration in the creditworthiness of property owners and changes in interest rates, in the case of REITs that primarily hold mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code").

Foreign Securities - Investments in foreign securities involve certain risks. There may be more limited information publicly available concerning foreign issuers than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging markets and in less developed countries. Alpine International Real Estate Equity Fund normally invests primarily in foreign securities and for this reason it will be most susceptible to losses attributable to these risks.

Smaller Companies - Many issuers of real estate securities are smaller companies which may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, well-established companies. Also, there is often less publicly available information concerning smaller companies than there is for larger, more established issuers. The equity securities of smaller companies are often traded over-the-counter and may not be traded in the volume typical for securities that are traded on a national securities exchange. Consequently, the Funds may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies. In addition, the prices of the securities of smaller companies may be more volatile than those of larger companies.

Lower Rated Debt Securities (sometimes known as "junk bonds")- Changes in economic conditions or developments regarding issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for higher grade debt securities. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

Illiquid Securities - Illiquid securities are securities that have legal or contractual restrictions on resale, securities that are not readily marketable, and repurchase agreements maturing in more than seven days. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Investment Adviser or at prices approximating the value at which the Fund is carrying the securities.

Use of Leverage and Short Sales - Subject to certain limitations, the Funds may use leverage in connection with their investment activities and may effect short sales of securities. These investment practices involve special risks. Leverage is the practice of borrowing money to purchase securities. It can increase the investment returns of a Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by a Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. If the security declines in value, the Fund will realize a gain on the transaction. However, if the price of a security increases in value, the Fund will suffer a loss, which could be significant because there is no limit on the amount the price of the security may increase.

Portfolio Turnover - The Funds may engage in short-term trading strategies and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action. These policies, together with the ability of the Funds to effect short sales of securities and to engage in transactions in options and futures, may have the effect of increasing the annual rate of portfolio turnover of the Funds. However, it is expected that the annual portfolio turnover rate of each Fund will not exceed 150%. A high portfolio turnover rate will result in greater brokerage commissions and transaction costs. It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.

Other Investments - The Funds may use a variety of other investment instruments in pursuing their investment programs. The investments of the Funds may include: mortgage-backed securities; securities of other investment companies; and various derivative instruments, including options on securities, options on securities indices, options on foreign currencies, forward foreign currency contracts, and futures contracts. Various risks are associated with these investments.

                             MANAGEMENT OF THE FUND

The management of each Fund is supervised by the Board of Trustees of Alpine Equity Trust (the "Trust"). Alpine Management & Research, LLC (the "Adviser") serves as the investment adviser of the Funds.

INVESTMENT ADVISER
------------------

The Adviser provides investment advisory and management services to the Funds and other advisory clients. All of its client accounts are invested principally in real estate securities. Mr. Samuel A. Lieber is the controlling person of the Adviser.

As investment adviser to the Funds, the Adviser manages the Funds' investments and is responsible for making all investment decisions and placing orders to purchase and sell securities for the Funds. Alpine U.S. Real Estate Equity Fund and Alpine Realty Income & Growth Fund each pay the Adviser a monthly fee computed at the annual rates of: 1% of the average daily net assets of the Fund on the first $750 million of assets; 0.9% of average daily net assets on an annual basis on the next $250 million in assets; and 0.8% of average daily net assets on assets in excess of $1 billion. Alpine International Real Estate Equity Fund pays the Adviser a monthly fee computed at the annual rate of 1% of the average daily net assets of the Fund. The advisory fees paid by the Funds are higher than those paid by most other mutual funds, but are comparable to the fees paid by many funds with similar investment objectives and policies. The total estimated annual expenses of the Funds are set forth in the section entitled "FEES AND EXPENSES."

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Adviser may consider sales of the Funds' shares as a factor in the selection of dealers to effect portfolio transactions for the Funds.

PORTFOLIO MANAGER
-----------------

Mr. Samuel A. Lieber serves as the portfolio manager for the Funds and has served in that capacity since the inception of each Fund. From 1985 until February 17, 1998 (when the Adviser assumed responsibility for managing the Funds), Mr. Lieber was a portfolio manager with Evergreen Asset Management Corp., the former adviser of Alpine U.S. Real Estate Equity Fund and Alpine International Real Estate Equity Fund. (Alpine Realty Income & Growth Fund did not commence operations until December 29, 1998.)

                            DISTRIBUTION ARRANGEMENTS

BISYS Fund Services Limited Partnership (the "Distributor") serves as distributor of shares of the Funds. Under distribution plans adopted by the Funds in accordance with Rule 12b-1 under the 1940 Act (the "Plans"), the Funds bear expenses to finance the distribution of their shares. These expenses may not, on an annual basis, exceed 0.75% of the average daily net assets attributable to Class A shares of a Fund or 1.00% of the average daily net assets attributable to Class B shares of a Fund. However, with respect to Class A shares, each Fund limits such 12b-1 expenses to 0.25% of the average daily net assets attributable to its Class A shares. Payments under the Plans are made to the Distributor and used to compensate organizations that sell shares of the Funds. A portion of the fees payable under each Plan is paid as a service fee for on going services provided to shareholders and services relating to the maintenance of shareholder accounts. Compensation payable under the Plans is not tied to expenses incurred by the parties receiving payments. Thus, organizations receiving payments and selling shares may earn a profit from their distribution and shareholder service-related activities.

                                HOW TO BUY SHARES

You may purchase shares of each Fund through broker-dealers, banks and other financial intermediaries, or directly through the Distributor. The minimum initial investment in each Fund is $1,000. The minimum may be waived in certain situations. There is no minimum for subsequent investments. Shares will be issued at the net asset value per share next computed after the receipt by 4:00 p.m. EST of your purchase request, together with payment in the amount of the purchase. Stock certificates will not be issued except if requested. Instead, your ownership of shares will be reflected in your account records with the Funds.

                  ALTERNATIVE PURCHASE PLANS. You may purchase Class A shares or Class B shares pursuant to this Prospectus. The decision as to whether the purchase of Class A or Class B shares is more beneficial to you depends on the amount of your investment and the length of time you intend to hold shares. If you are making a large investment and qualify for a reduced front-end sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares because 100% of your purchase is invested immediately and Class B shares will convert to Class A shares, which incur lower ongoing distribution and shareholder service fees, after seven years.

                  Consult your financial intermediary for further information and assistance. The compensation received by dealers and agents may differ depending on whether they sell Class A or Class B shares.

                  In addition to the commissions paid to dealers, the Distributor or the Adviser may pay cash compensation to dealers in connection with sales of shares of a Fund.

                  CLASS A SHARES--FRONT-END SALES CHARGE ALTERNATIVE. You can purchase Class A shares of each Fund at net asset value plus an initial sales charge. On purchases of $1,000,000 or more of Class A shares there is no sales charge; however, a contingent deferred sales charge equal to 1% of the lesser of the purchase price or redemption value will be imposed if you redeem those shares during the first year after purchase.

                  The schedule of sales charges for Class A shares is as follows:


                                                                 Initial Sales Charge
                                                                 --------------------

                                                                                      Commission to
                                                    As a % of Net      As a % of      Dealer/Agent
                                                       Amount          Offering         as a % of
 Amounts of Purchase                                  Invested           Price       Offering Price
 -------------------                                  --------           -----       --------------


Less than $50,000...............................        4.99%            4.75%            4.25%
$50,000--$99,999................................        4.71%            4.50%            4.25%
$100,000--$249,999..............................        3.90%            3.75%            3.25%
$250,000--$499,999..............................        2.56%            2.50%            2.00%
$500,000--$999,999..............................        2.04%            2.00%            1.75%
$1,000,000--$2,999,999..........................         None             None            1.00%
$3,000,000-$4,999,999...........................         None             None            0.50%
$5,000,000 or more..............................         None             None            0.25%



                  No front-end sales charges are imposed on Class A shares purchased by institutional investors, including: bank trust departments; investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of their investment adviser or financial planner on the books of the broker-dealer through which shares are purchased; broker-dealers which purchase shares through a master or omnibus account for customers as part of a mutual fund "supermarket"; institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer; current and retired employees of the Distributor or of any broker-dealer with which the Distributor has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees; and upon the initial purchase of a Fund by investors reinvesting the proceeds from a redemption within the preceding thirty days of shares of another Fund provided the shares were initially purchased with a front-end sales charge or subject to a CDSC. Certain broker-dealers or other financial institutions may impose a fee in connection with transactions in shares of the Funds.

                  Class A shares may also be purchased at net asset value by qualified and non-qualified employee benefit and savings plans which make shares of the Funds available to their participants, and which: (a) are employee benefit plans having at least $1,000,000 in assets, or 250 or more eligible participants; or (b) are non-qualified benefit or profit sharing plans which are sponsored by an organization which also makes the Funds available through a qualified plan meeting the criteria specified under (a). In connection with sales made to qualified and non-qualified employee benefit or profit sharing plans which do not qualify for sales at net asset value, payments may be made in an amount equal to .50 of 1% of the net asset value of shares purchased. These payments are subject to reclaim in the event shares are redeemed within twelve months after purchase.

                  The Distributor normally retains a portion of the applicable sales charge from the sale of Class A shares and pays the balance to the broker-dealer or other financial intermediary through which the sale was made. The Distributor may also pay fees to banks from sales charges for services performed on behalf of their customers in connection with the purchase of shares of the Funds. In addition, entities whose clients have purchased Class A shares may be paid a trailing commission equal to .25 of 1% annually of the average daily value of Class A shares held by their clients.

                  Certain purchases of Class A shares may qualify for reduced sales charges in accordance with a Fund's Combined Purchase Privilege, Cumulative Quantity Discount, Statement of Intention, Privilege for Certain Retirement Plans and Reinstatement Privilege. Consult the Share Purchase Application and Statement of Additional Information for additional information concerning these reduced sales charges.

                  CLASS B SHARES--DEFERRED SALES CHARGE ALTERNATIVE.. You can purchase Class B shares of the Funds at net asset value without an initial sales charge. However, you may pay a contingent deferred sales charge ("CDSC") if you redeem shares within six years after purchase. Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. The amount of the CDSC (expressed as a percentage of the lesser of the current net asset value or original cost) will vary according to the number of years from the purchase of Class B shares as follows:

                                                            Contingent Deferred
                    Year After Share Purchase                  Sales Charge
                    -------------------------                  ------------
                    First ..................................        5%
                    Second .................................        4%
                    Third and Fourth........................        3%
                    Fifth...................................        2%
                    Sixth...................................        1%

                  The CDSC is deducted from the amount of the redemption and is paid to the Distributor. The CDSC will be waived on redemptions of shares following the death or disability of a shareholder, to meet distribution requirements for certain qualified retirement plans or in the case of certain redemptions made under a Systematic Cash Withdrawal Plan. Class B shares are subject to higher distribution and shareholder service fees than Class A shares for a period of seven years (after which they will convert to Class A shares). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares.

HOW THE FUNDS VALUE THEIR SHARES. The net asset value of each class of shares of each Fund is calculated by dividing the value of the Fund's net assets attributable to the class by the number of outstanding shares of the class. Net asset value is determined each day the New York Stock Exchange (the "NYSE") is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing net asset value, portfolio securities of each Fund are valued at their current market values determined on the basis of market quotations. If market quotations are not readily available, securities are valued at fair value as determined by the Board of Trustees of the Trust. Non-dollar denominated securities are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of net asset value materially have affected the value of the securities.

ADDITIONAL INFORMATION. If your purchase transaction is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss a Fund or the Adviser incurs. If you are an existing shareholder of any of the Funds, a Fund may redeem shares from your account in any of the Funds to reimburse the Fund or the Adviser for the loss. In addition, you may be prohibited or restricted from making further purchases of shares. The Funds do not accept third party checks.

                              HOW TO REDEEM SHARES

You may redeem shares of the Funds on any day the NYSE is open, either directly or through your financial intermediary. The price you will receive is the net asset value per share (less any applicable CDSC) next computed after your redemption request is received in proper form. Redemption proceeds generally will be sent to you within seven days. However, if shares have recently been purchased by check, redemption proceeds will not be sent until your check has been collected (which may take up to ten business days). Once a redemption request has been placed, it is irrevocable and may not be modified or canceled. Redemption requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value per share determined on the next business day. Brokers and other financial intermediaries may charge a fee for handling redemption requests.

REDEEMING SHARES THROUGH YOUR FINANCIAL INTERMEDIARY. A Fund must receive instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value (less any applicable CDSC). Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (Eastern time).

REDEEMING SHARES BY MAIL.  To redeem shares by mail:

              - Send a signed letter of instruction and, if certificates for shares have been issued, the signed certificates and an executed stock power form, to: Alpine Funds, P.O. Box 182212, Columbus, Ohio 43218-2212. (Stock power forms are available from your financial intermediary, the Alpine Funds, and most commercial banks.)
              - Additional documentation is required for the redemption of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners.
              - Signature guarantees are required for all written requests to redeem shares with a value of more than $50,000 or if the redemption proceeds are to be mailed to an address other than that shown in your account registration. A signature guarantee must be provided by a bank or trust company (not a notary public), a member firm of a domestic stock exchange or by another financial institution whose guarantees are acceptable to the Funds' transfer agent.
              - Payment for the redeemed shares will be mailed to you by check at the address indicated in your account registration.
              - For further information, call 888-785-5578.

REDEEMING SHARES BY TELEPHONE. To redeem shares by telephone:

              - Call 888-785-5578 between the hours of 8:00 a.m. and 9:00 p.m.
                (Eastern time) on any business day (i.e., any weekday exclusive of days on which the NYSE is closed). The NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.
              - Specify the amount of shares you want to redeem (minimum
                $1,000).
              - Provide the account name, as registered with a Fund, and the account number.
              - Redemption proceeds either will be (i) mailed to you by check at the address indicated in your account registration or, if requested, (ii) wired to an account at a commercial bank that you have previously designated. A $5 charge is deducted from redemption proceeds if the proceeds are wired. This charge is subject to change without notice.

              - During periods of unusual economic or market conditions, you may experience difficulty effecting a telephone redemption. In that event, you should follow the procedures for redemption by mail, but send your written request by overnight courier to: Alpine Funds, c/o BISYS Fund Services, Attn: TA Operations, 3435 Stelzer Road, Columbus, OH 43219.
              - The telephone redemption procedure may not be used to redeem shares for which certificates have been issued.

To redeem shares by telephone, you must indicate this on your Share Purchase Application and choose how the redemption proceeds are to be paid. To authorize telephone redemption after establishing your account, or to change instructions already given, send a signed written request to the Alpine Funds at P.O. Box 182212, Columbus, Ohio 43218-2212. Signatures must be guaranteed by a bank or trust company (not a notary public), a member firm of a domestic stock exchange or by another financial institution whose guarantees are acceptable to the Funds' transfer agent. You should allow approximately ten business days for the form to be processed.

Reasonable procedures are used to verify that telephone redemption requests are genuine. These procedures include requiring some form of personal identification and tape recording of conversations. If these procedures are followed, the Funds and their agents will not be liable for any losses due to unauthorized or fraudulent instructions. Each Fund reserves the right to refuse a telephone redemption request, if it is believed advisable to do so. The telephone redemption option may be suspended or terminated at any time without advance notice.

GENERAL. A redemption of shares is a taxable transaction for Federal income tax purposes. Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by applicable law. The Funds reserve the right to close your account in a Fund if as a result of one or more redemptions the account value has remained below $1,000 for thirty days or more. You will receive sixty days' written notice to increase the account value before the account is closed. Although in unusual circumstances the Funds may pay the redemption amount in-kind through the distribution of portfolio securities, they are obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder.

                               EXCHANGE PRIVILEGE

You may exchange some or all of your shares of a Fund for shares of the same class of shares of one of the other Funds. You may do this through your financial intermediary, or by telephone or mail as described below. An exchange involves the redemption of shares of one Fund and the purchase of shares of another Fund. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges are made on the basis of the relative net asset values of the shares being exchanged next determined after an exchange request is received. An exchange which represents an initial investment in a Fund is subject to the minimum investment requirements of that Fund.

The Funds each have different investment objectives and policies. You should review the objective and policies of the Fund whose shares will be acquired in an exchange before placing an exchange request. An exchange is treated for Federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. You are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. The exchange privilege may be modified or discontinued at any time by the Funds upon sixty days' notice and is only available in states in which shares of the Fund being acquired may lawfully be sold.

                  No CDSC is imposed when shares are exchanged. The CDSC applicable, if any, will be computed and payable when shares are redeemed for cash. In computing the CDSC, Class B shares will continue to age following an exchange for purposes of conversion to Class A shares and determining the amount of the applicable CDSC upon a redemption.

EXCHANGES THROUGH YOUR FINANCIAL INTERMEDIARY. A Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (Eastern time) for the request to be effective on the day received. Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service.

EXCHANGES BY TELEPHONE. To exchange shares by telephone:

              - Call 888-785-5578.

              - Shares exchanged by telephone must have a value of $1,000 or more.

              - Exchange requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day.

              - During periods of unusual economic or market conditions, you may experience difficulty in effecting a telephone exchange. You should follow the procedures for exchanges by mail if you are unable to reach the Funds by telephone, but send your request by overnight courier to: Alpine Funds, c/o BISYS Fund Services,
                Attn: TA Operations, 3435 Stelzer Road, Columbus, OH 43219.

              - The telephone exchange procedure may not be used to exchange shares for which certificates have been issued.

To exchange shares by telephone, you must indicate this on the Share Purchase Application. To authorize telephone exchanges after establishing your Fund account, send a signed written request to the Alpine funds at P.O. Box 182212, Columbus, Ohio 43218-2212.

Reasonable procedures are used to verify that telephone exchange instructions are genuine. If these procedures are followed, the Funds and their agents will not be liable for any losses due to unauthorized or fraudulent instructions. A telephone exchange may be refused by a Fund if it is believed advisable to do so. Procedures for exchanging shares by telephone may be modified or terminated at any time.

EXCHANGES BY MAIL. To exchange shares by mail:

              - Send a written request using the procedures for written
                redemption requests (however, no signature guarantee is required).

              - If certificates for the shares being exchanged have been issued, the signed certificates and a completed stock power form must accompany your written request.

              - For further information, call 888-785-5578.

                              SHAREHOLDER SERVICES

The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary or call 888-785-5578. Some services are described in more detail in the Share Purchase Application.

SYSTEMATIC INVESTMENT PLAN. You may make regular monthly or quarterly investments automatically in amounts of not less than $25 per month or $75 per quarter. The minimum initial investment requirement does not apply if you establish a Systematic Investment Plan. However, each Fund reserves the right to close an account that through redemptions or termination of the Systematic Investment Plan has not reached a minimum balance of $1,000 ($250 for retirement accounts) within 24 months from the date of initial investment. Shares purchased using the Systematic Investment Plan may not be redeemed for ten business days from the date of investment.

TELEPHONE INVESTMENT PLAN. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. If a telephone investment request is received by 4:00 p.m. (Eastern time), shares will be purchased two days after the date the request is received. Shares purchased under the Telephone Investment Plan may not be redeemed for ten business days from the date of investment.

SYSTEMATIC CASH WITHDRAWAL PLAN. If your account has a value of $10,000 or more, you may participate in the Systematic Cash Withdrawal Plan. Under this plan, you may elect to receive (or designate a third party to receive) regular monthly or quarterly checks in a stated amount of not less than $75. Shares will be redeemed as necessary to make those payments. To participate in the Systematic Cash Withdrawal Plan, you must elect to have dividends and capital gain distributions on your Fund shares reinvested.

INVESTMENTS THROUGH EMPLOYEE BENEFIT AND SAVINGS PLANS. Certain qualified and non-qualified employee benefit and savings plans may make shares of the Funds available to their participants. The Adviser may provide compensation to organizations providing administrative and recordkeeping services to those plans.

AUTOMATIC REINVESTMENT PLAN. For your convenience, all dividends and distributions paid on each class of shares of each Fund are automatically reinvested in full and fractional shares of the same class of that Fund at the net asset value per share at the close of business on the record date, unless you request otherwise in writing. A written request to change your dividend reinvestment election must be received at least three full business days before a given record date to be effective on that date. If you elect to receive dividends or distributions in cash and the U.S. Postal Service cannot deliver the checks, or if a check remains uncashed for six months or more, the dividends or distributions will be reinvested in shares at the net asset value in affect at the time of reinvestment.

TAX SHELTERED RETIREMENT PLANS. Eligible investors may open a pension or profit sharing account in a Fund under the following prototype retirement plans: (i) Individual Retirement Accounts ("IRAs") and Rollover IRAs; and (ii) Simplified Employee Pensions (SEPs) for sole proprietors, partnerships and corporations.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDEND POLICY. It is the policy of each Fund to distribute to shareholders its investment company income, if any, annually and any net realized capital gains annually or more frequently as required for qualification as a regulated investment company by the Code. Dividends and distributions generally are taxable in the year paid, except any dividends paid in January that were declared in the previous calendar quarter may be treated as paid in December of the previous year.

TAXATION OF THE FUNDS. Each Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Code. While so qualified, a Fund will not be required to pay any Federal income tax on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting these distribution requirements.

TAXATION OF SHAREHOLDERS. Most shareholders normally will have to pay Federal income tax and any state or local taxes on the dividends and distributions they receive from a Fund whether dividends and distributions are paid in cash or reinvested in additional shares. Questions on how distributions will be taxed should be directed to your tax adviser.

Generally, the highest Federal income tax rate applicable to net long-term capital gains realized by individuals is 20%. The rate applicable to corporations is 35%. Certain income from a Fund may qualify for a corporate dividends-received deduction of 70%. Following the end of each calendar year, every shareholder will be sent applicable tax information and information regarding the dividends paid and capital gain distributions made during the calendar year. A Fund may be subject to foreign withholding taxes which would reduce its investment return. Tax treaties between certain countries and the U.S. may reduce or eliminate these taxes. Shareholders who are subject to U.S. Federal income tax may be entitled, subject to certain rules and limitations, to claim a Federal income tax credit or deduction for foreign income taxes paid by a Fund. A Fund's transactions in options, futures and forward contracts are subject to special tax rules. These rules can affect the amount, timing and characteristics of distributions to shareholders.

Each Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, you must certify on your Share Purchase Application, or on a separate form supplied by the Fund, that your social security or taxpayer identification number is correct and that you are not currently subject to backup withholding or are exempt from backup withholding.

This discussion of Federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, which are subject to change. A more detailed discussion is contained in the Statement of Additional Information. You should consult your own tax adviser as to the tax consequences of investing, including the application of state and local taxes which may be different from the Federal income tax consequences described above.

                              FINANCIAL HIGHLIGHTS

The following tables present, for Class A and Class B shares of each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables has been audited by PricewaterhouseCoopers LLP, the Funds' independent auditors. It should be read in conjunction with the financial statements and related notes contained in the annual reports to shareholders of the Funds. The annual reports to shareholders may be obtained without charge.

                       ALPINE U.S. REAL ESTATE EQUITY FUND

                                                                               YEAR ENDED SEPTEMBER 30,
                                                                               ------------------------
                                                          1999(a)         1998(a)       1997(a)     1996(a)        1995(b)
                                                          -------         -------      -------      -------        -------
CLASS A SHARES
NET ASSET VALUE BEGINNING OF YEAR......................   $ 12.34         $ 19.34      $ 12.49      $ 11.42        $  9.21
                                                          -------         -------      -------      -------        -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
    Net investment income (loss).......................     (0.01)           0.08         0.12(d)      0.20           0.18
    Net realized and unrealized gain (loss)
        foreign exchange transactions, short sales
        and investments ...............................     (1.28)          (4.25)        8.57         1.28           2.03
                                                          -------         -------      -------      -------        -------
    Total from investment operations...................     (1.29)          (4.17)        8.69         1.48           2.21
                                                          -------         -------      -------      -------        -------
LESS DISTRIBUTIONS
    Net investment
        income.........................................        -- (c)       (0.15)       (0.26)(d)    (0.20)            --
    Net realized gain from investments.................        --           (2.68)       (1.58)       (0.21)            --
    In excess of net realized gains from
        investments                                         (0.11)             --           --           --             --
    Tax return of capital                                   (0.01)             --           --           --             --
                                                          -------         -------      -------      -------        -------
    Total distributions................................     (0.12)          (2.83)       (1.84)       (0.41)            --
                                                          -------         -------      -------      -------        -------
NET ASSET VALUE END OF YEAR............................   $ 10.93         $ 12.34      $ 19.34      $ 12.49        $ 11.42
                                                          =======         =======      =======      =======        =======
TOTAL RETURN (EXCLUDES SALES CHARGES)..................    (10.59)%        (24.86)%      78.28%       13.12%         24.00%
ANNUALIZED RATIOS/SUPPLEMENTARY DATA:
    Net Assets at end of period (000)..................   $ 2,200         $ 5,582      $ 2,778      $   263        $     5
    Ratio of expenses to average net assets ...........      2.82%           1.95%        1.77%        1.72%          1.78%(g)
    Ratio of interest expense to average net
        assets....                                            N/A             N/A          N/A         0.04%           N/A
    Ratio of net investment income (loss) to
        average net assets                                  (0.05)%          0.27%        0.90%        1.60%          3.13%(g)
    Ratio of expenses to average net assets (e)........       N/A             N/A         1.76%         N/A            N/A
    Ratio of expenses to average net assets (f)........      2.82%           1.97%        2.49%        9.65%        364.74%(g)
    Portfolio Turnover (h).............................        77%            138%         205%         169%           115%

(a) Net investment income is based on average shares outstanding during the period.

(b) For the period from March 10, 1995 (commencement of Class operations) to September 30, 1995.

(c) Distribution per share was less than $0.005.

(d) The per share amount of net investment income is not in accord with the distributions per share from net investment income due to the timing of sales of Fund shares after the Fund declared its annual income distribution on December 26, 1996. The distributions declared on such date were paid principally from net investment income earned during the previous fiscal year.

(e) During the period, certain fees were indirectly paid. If such fees indirectly paid had not occurred, the ratios would have been as indicated.

(f) During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.

(g) Annualized.

(h) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

                       ALPINE U.S. REAL ESTATE EQUITY FUND

                                                                               YEAR ENDED SEPTEMBER 30,
                                                                               ------------------------
                                                          1999(a)       1998(a)      1997(a)       1996(a)        1995(b)
                                                          -------      -------       -------       -------        -------
CLASS B SHARES
NET ASSET VALUE BEGINNING OF YEAR......................   $ 12.12      $ 19.14       $ 12.41       $ 11.37        $  9.19
                                                          -------      -------       -------       -------        -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
    Net investment income (loss).......................     (0.12)       (0.05)         0.02(c)       0.13           0.05
    Net realized and unrealized gain (loss)
        foreign exchange transactions, short
        sales, and investments.........................     (1.23)       (4.18)         8.49          1.27           2.13
                                                          -------      -------       -------       -------        -------
    Total from investment operations...................     (1.35)       (4.23)         8.51          1.40           2.18
                                                          -------      -------       -------       -------        -------
LESS DISTRIBUTIONS
    Net investment income..............................        --        (0.11)        (0.20)(c)     (0.15)            --
                                                          -------      -------       -------       -------        -------
    Net realized gain from investments.................        --        (2.68)        (1.58)        (0.21)            --
                                                          -------      -------       -------       -------        -------
    In excess of net realized gains from
        investments                                         (0.11)          --            --            --             --
    Tax return of capital                                   (0.01)          --            --            --             --
                                                          -------      -------       -------       -------        -------
    Total distributions................................     (0.12)       (2.79)        (1.78)        (0.36)            --
                                                          -------      -------       -------       -------        -------
NET ASSET VALUE END OF YEAR............................   $ 10.65      $ 12.12       $ 19.14       $ 12.41        $ 11.37
                                                          =======      =======       =======       =======        =======
TOTAL RETURN (EXCLUDES SALES CHARGES)..................    (11.28)%     (25.43)%       76.87%        12.49%         23.72%
ANNUALIZED RATIOS/SUPPLEMENTARY DATA:
    Net Assets at end of period (000)..................   $ 3,094      $ 6.352       $ 3,446       $   431        $   160
    Ratio of expenses to average net assets............      3.61         2.70%         2.52%         2.46%          2.51%(f)
    Ratio of interest expense to average net assets....       N/A          N/A           N/A          0.04%           N/A
    Ratio of net investment income (loss) to average net
        assets                                              (0.96)%      (0.42)%        0.12%         1.05%          2.00%(f)
    Ratio of expenses to average net assets (d)........       N/A          N/A          2.51%          N/A            N/A
    Ratio of expenses to average net assets (e)........      3.61%        2.72%         3.24%         6.19%         28.70%(f)
   Portfolio Turnover (g)..............................        77%         138%          205%          169%           115%



(a) Net investment income is based on average shares outstanding during the period.

(b) For the period from March 7, 1995 (commencement of Class operations) to September 30, 1995.

(c) The per share amount of net investment income is not in accord with the distributions per share from net investment income due to the timing of sales of Fund shares after the Fund declared its annual income distribution on December 26, 1996. The distributions declared on such date were paid principally from net investment income earned during the previous fiscal year.

(d) During the period, certain fees were indirectly paid. If such fees indirectly paid had not occurred, the ratios would have been as indicated.

(e) During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.

(f) Annualized.

(g) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

                  ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

                                                                                                               PERIOD
                                                                   YEAR ENDED OCTOBER 31,                      ENDED
                                                                   ----------------------                      SEPTEMBER
                                                                                                               30,
                                                     1999(a)     1998      1997(a)     1996(a)   1995(a)(b)    1995(a)(c)
                                                     -------     ----      -------     -------   ----------    ----------
CLASS A SHARES
NET ASSET VALUE BEGINNING OF YEAR................... $ 12.90    $ 12.94    $ 12.28     $ 11.58     $ 12.12      $ 11.46
                                                     -------    -------    -------     -------     -------       -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
    Net investment income (loss)....................   (0.01)     (0.05)      0.06        0.06       (0.01)        0.07
    Net realized and unrealized gain
        (loss) from foreign exchange
        transactions and investments................    0.26       0.01       0.72        0.64       (0.53)        0.59
                                                     -------    -------    -------     -------     -------       -------
    Total from investment operations................    0.25      (0.04)      0.66        0.70       (0.54)        0.66
                                                     -------    -------    -------     -------     -------       -------
NET ASSET VALUE END OF YEAR......................... $ 13.15    $ 12.90    $ 12.94     $ 12.28     $ 11.58       $ 12,12
                                                     =======    =======    =======     =======     =======       =======
TOTAL RETURN (EXCLUDES SALES CHARGES)...............    1.94%     (0.31)%     5.40%       6.00%      (4.50)%(g)     5.80%(g)
ANNUALIZED RATIOS/SUPPLEMENTARY DATA:
    Net Assets at end of period (000)............... $   339    $   363    $   336     $   721     $    74       $    66
    Ratio of Expenses to average net
        assets......................................    2.32%      2.04%      2.10%       1.79%       1.73%(f)      1.61%(f)
    Ratio of interest expense to average
        net assets..................................    0.00%       N/A       0.03%       0.03%       0.03%(f)      0.01%(f)
    Ratio of net investment income
        (loss) to average net assets................    0.00%     (0.26)%    (0.47)%      0.40%      (1.26)%(f)     0.98%(f)
    Ratio of expense to average net
        assets (d).................................     2.32%      2.04%      2.19%       2.97%      46.90%(f)     21.59%(f)
    Ratio of expense to average net
        assets (e).................................      N/A        N/A       2.10%        N/A         N/A           N/A
    Portfolio Turnover (h).........................       31%        82%        44%         25%          1%           28%


(a) Net investment income is based on average shares outstanding during the period.

(b) The Fund changed its year end from September 30 to October 31, effective October 31, 1995.

(c) For the period from February 10, 1995 (commencement of class operations) to September 30, 1995.

(d) During the period, certain fees were waived or reimbursed. If such fees waived or reimbursed had not occurred, the ratios would have been as indicated.

(e) During the period, certain fees were indirectly paid. If such fees indirectly paid had not occurred, the ratios would have been as indicated.

(f) Annualized.

(g) Not annualized.

(h) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

                  ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

                                                                                                                   PERIOD ENDED
                                                                          YEAR ENDED OCTOBER 31,
                                                                          ----------------------                   SEPTEMBER 30,
                                              1999(a)         1998         1997(a)      1996(a)      1995(a)(b)     1995(a)(c)
                                              -------         ----         -------      -------      ----------     ----------
CLASS B SHARES
NET ASSET VALUE BEGINNING OF YEAR ......    $ 12.57        $ 12.69        $ 12.14        $ 11.53        $ 12.08        $ 11.44
                                            -------        -------        -------        -------        -------        -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
    Net investment income (loss) .......      (0.11)         (0.10)         (0.15)         (0.13)         (0.02)          0.08
    Net realized and unrealized gain
        (loss) from foreign exchange
        transactions and investments ...       0.26          (0.02)          0.70           0.74          (0.53)          0.56
                                            -------        -------        -------        -------        -------        -------
    Total from investment
        operations .....................       0.15          (0.12)          0.55           0.61          (0.55)          0.64
                                            -------        -------        -------        -------        -------        -------
NET ASSET VALUE END OF YEAR ............    $ 12.72        $ 12.57        $ 12.69        $ 12.14        $ 11.53        $ 12.08
                                            =======        =======        =======        =======        =======        =======
TOTAL RETURN (EXCLUDES REDEMPTION
    CHARGES) ...........................       1.19%         (0.95)%         4.50%          5.30%         (4.60)%(g)      5.60%(g)
ANNUALIZED RATIOS/SUPPLEMENTARY
    DATA:
    Net Assets at end of period (000) ..    $   202        $   246        $   213        $   134        $   100        $   128
    Ratio Expenses to average net
        assets .........................       3.08%          2.80%          2.82%          2.56%          2.44%(f)       2.42%(f)
    Ratio of interest expense to
        average net assets .............       0.00            N/A           0.03%          0.03%          0.03%(f)       0.03%(f)
    Ratio of net investment income
        (loss) to average net assets ...      (0.79)%        (0.95)%        (1.23)%        (1.03)%        (1.98)%(f)     (1.38)%(f)
    Ratio of expenses to average net
        assets (d) .....................       3.08%          2.80%          2.90%         14.45%         31.39%(f)      82.74%(f)
    Ratio of expenses to average net
        assets (e) .....................        N/A            N/A           2.81%           N/A            N/A            N/A
    Portfolio Turnover(h) ..............         31%            82%            44%            25%             1%            28%

(a) Net investment income is based on average shares outstanding during the period.

(b) The Fund changed its year end from September 30 to October 31, effective October 31, 1995.

(c) For the period from February 8,1995 (commencement of class operations) to September 30, 1995

(d) During the period, certain fees were waived or reimbursed. If such fees waived or reimbursed had not occurred, the ratios would have been as indicated.

(e) During the period, certain fees were indirectly paid. If such fees indirectly paid had not occurred, the ratios would have been as indicated.

(f)      Annualized.

(g)      Not annualized.

(h) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

                       ALPINE REALTY INCOME & GROWTH FUND
                       ----------------------------------

                                                      PERIOD ENDED OCTOBER 31,
                                                      ------------------------

                                                             1999(a)(b)
                                                             ----------
CLASS A SHARES
NET ASSET VALUE BEGINNING OF YEAR                              10.00
                                                 ----------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
    Net investment income (loss)................                0.63
    Net realized and unrealized gain
        (loss) from short sales and investments.               (0.33)
    Total from investment operations............                0.30
                                                 ----------------------------------
LESS DISTRIBUTIONS
    Net investment income.......................               (0.39)
    Total distributions.........................               (0.39)
                                                 ----------------------------------
NET ASSET VALUE END OF YEAR.....................               $9.91
                                                 ==================================
TOTAL RETURN (EXCLUDES SALES CHARGES)...........              2.90%(d)
ANNUALIZED RATIOS/SUPPLEMENTARY DATA:
    Net Assets at end of period (000)...........                 $1
    Ratio of expenses to average net assets.....              1.73%(e)
    Ratio of net investment income (loss)
        to average net assets...................              7.14%(e)
    Ratio of expenses to average net assets (f).              4.43%(e)
    Portfolio Turnover (g)......................                159%

(a) Net investment income is based on average shares outstanding during the period.

(b) (For Class A) For the period from December 30, 1998 (commencement of class operations) to October 31,1999.

(c) ( For Class B) For the period from February 18, 1999 (commencement of class operations) to October 31,1999.

(d)      Not annualized.

(e)      Annualized

(f) During the period, certain fees were waived or reimbursed. If such fees waived or reimbursed had not occurred, the ratios would have been as indicated.

(g) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

                       ALPINE REALTY INCOME & GROWTH FUND
                       ----------------------------------

                                                     PERIOD ENDED OCTOBER 31,

                                                            1999(a)(c)
CLASS B SHARES
NET ASSET VALUE BEGINNING OF YEAR...............               $9.99
                                                 ----------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
    Net investment income (loss)................               0.53
    Net realized and unrealized gain
        (loss) from short sales and investments.              (0.23)
                                                 ----------------------------------
Total from investment operations................               0.30
                                                 ----------------------------------
LESS DISTRIBUTIONS
    From net investment income..................              (0.37)
Total distributions.............................              (0.37)
                                                 ----------------------------------
NET ASSET VALUE END OF YEAR.....................               $9.92
                                                 ==================================
TOTAL RETURN (EXCLUDES SALES CHARGES)...........             2.92%(d)
ANNUALIZED RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...............                $1
Ratio of expenses to average net assets.........             2.48%(e)
Ratio of net investment income (loss)
    to average net assets.......................             6.94%(e)
Ratio of expenses to average net assets (f).....             5.18%(e)
Portfolio Turnover (g)..........................               159%


(a) Net investment income is based on average shares outstanding during the period.

(b) (For Class A) For the period from December 30, 1998 (commencement of class operations) to October 31,1999.

(c) (For Class B) For the period from February 18, 1999 (commencement of class operations) to October 31,1999.

(d)      Not annualized.

(e)      Annualized

(f) During the period, certain fees were waived or reimbursed. If such fees waived or reimbursed had not occurred, the ratios would have been as indicated.

(g) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

ADDITIONAL INFORMATION

No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus or in approved sales literature in connection with the offer contained herein, and if given or made, such other information or representations must not be relied upon as having been authorized by the Funds. This Prospectus does not constitute an offer by the Funds to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction or to any person to whom it is unlawful to make such offer.



                         INVESTMENT ADVISER

                 ALPINE MANAGEMENT & RESEARCH, LLC
                  122 East 42nd Street, 37th Floor
                      New York, New York 10168

                             CUSTODIAN

                 INVESTORS FIDUCIARY TRUST COMPANY
                      801 Pennsylvania Avenue
                    Kansas City, Missouri 64105

                          TRANSFER AGENT &
                     DIVIDEND DISBURSING AGENT

                   BISYS FUND SERVICES OHIO, INC.
                         3435 Stelzer Road
                        Columbus, Ohio 43219

                           LEGAL COUNSEL

                      SCHULTE ROTH & ZABEL LLP
                          900 Third Avenue
                      New York, New York 10022

                   INDEPENDENT PUBLIC ACCOUNTANTS

                     PRICEWATERHOUSECOOPERS LLP
                       100 East Broad Street
                        Columbus, Ohio 43215

                            DISTRIBUTOR

              BISYS FUND SERVICES LIMITED PARTNERSHIP
                         3435 Stelzer Road
                        Columbus, Ohio 43219

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS - Additional information is available in each Fund's annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) - The SAI provides more details about the Funds and their policies. A current SAI is on file with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.

To obtain free copies of the annual or semi-annual report or the SAI or to discuss questions about the Funds:

BY TELEPHONE - 1-888-785-5578

BY MAIL - Alpine Real Estate Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

FROM THE SEC - Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act File Number 811-05684.